UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments:

Putnam Multi-Asset Absolute Return Fund

The fund's portfolio
7/31/18 (Unaudited)

COMMON STOCKS (17.4%)(a)
			Shares	Value

Basic materials (2.1%)

Anhui Conch Cement Co., Ltd. (China)			899,500	$5,755,953

Astral Foods, Ltd. (South Africa)			32,937	730,405

Evraz PLC (Russia)			707,341	5,171,300

Formosa Chemicals & Fibre Corp. (Taiwan)			1,561,000	6,158,089

Formosa Plastics Corp. (Taiwan)			653,000	2,404,019

Freeport-McMoRan, Inc. (Indonesia)			87,136	1,437,744

Kumba Iron Ore, Ltd. (South Africa)			95,800	2,115,057

Lotte Chemical Corp. (South Korea)			15,336	4,938,897

PTT Global Chemical PCL (Thailand)			2,218,900	5,452,211

Sinopec Shanghai Petrochemical Co., Ltd. (China)			3,930,000	2,380,066

				36,543,741
Capital goods (0.4%)

China Railway Group, Ltd. (China)			3,986,000	3,457,493

United Tractors Tbk PT (Indonesia)			292,000	715,607

Weichai Power Co., Ltd. Class H (China)			2,139,000	2,626,865

				6,799,965
Communication services (1.0%)

Advanced Info Service PCL (Thailand)			175,700	27,250

China Mobile, Ltd. (China)			135,500	1,225,466

LG Uplus Corp. (South Korea)			298,622	4,113,084

SK Telecom Co., Ltd. (South Korea)			25,135	5,619,907

Telkom SA SOC, Ltd. (South Africa)			253,827	971,357

TIM Participacoes SA (Brazil)			1,490,100	4,922,932

				16,879,996
Consumer cyclicals (1.9%)

Caesars Entertainment Corp.(NON)			8,098	91,507

Dongfeng Motor Group Co., Ltd. (China)			2,582,000	2,593,606

Ford Otomotiv Sanayi AS (Turkey)			96,646	1,157,672

Geely Automobile Holdings, Ltd. (China)			1,027,000	2,353,874

Guangzhou Automobile Group Co., Ltd. Class H (China)			924,000	868,832

Haier Electronics Group Co., Ltd. (China)			312,000	910,071

Imperial Holdings, Ltd. (South Africa)			208,842	3,384,454

Itausa - Investimentos Itau SA (Preference) (Brazil)			126,060	349,971

Mr Price Group, Ltd. (South Africa)			195,283	3,487,286

Naspers, Ltd. Class N (South Africa)			7,629	1,878,353

Pou Chen Corp. (Taiwan)			314,000	345,522

President Chain Store Corp. (Taiwan)			195,000	2,145,476

Qualicorp SA (Brazil)			628,800	3,359,028

Smiles Fidelidade SA (Brazil)			219,600	2,995,636

Wal-Mart de Mexico SAB de CV (Mexico)			1,996,855	5,829,506

Zhongsheng Group Holdings, Ltd. (China)			634,000	1,444,078

				33,194,872
Consumer staples (0.8%)

Gruma SAB de CV Class B (Mexico)			35,514	459,032

Indofood Sukses Makmur Tbk PT (Indonesia)			2,402,100	1,060,159

LG Corp. (South Korea)			17,902	1,208,900

Sao Martinho SA (Brazil)			159,400	828,151

Turkiye Sise ve Cam Fabrikalari AS (Turkey)			650,199	660,034

Uni-President Enterprises Corp. (Taiwan)			2,265,000	5,991,990

Want Want China Holdings, Ltd. (China)			3,547,000	2,932,027

				13,140,293
Energy (0.9%)

CHC Group, LLC (Units) (acquired 3/23/17, cost $27,318) (Cayman Islands)(NON)(RES)			1,884	14,130

China Petroleum & Chemical Corp. (Sinopec) (China)			7,050,000	6,770,658

Halcon Resources Corp.(NON)(S)			32,166	125,769

Jastrzebska Spolka Weglowa SA (Poland)(NON)			45,587	984,161

PTT PCL (Foreign depositary shares) (Thailand)			3,982,700	6,105,131

SandRidge Energy, Inc.(NON)			35,031	571,706

Thai Oil PCL (Thailand)			459,300	1,107,870

				15,679,425
Financials (4.9%)

Agile Group Holdings, Ltd. (China)			1,820,000	2,795,500

Agricultural Bank of China, Ltd. (China)			11,544,000	5,586,993

Banco Santander (Brasil) S.A. (Units) (Brazil)			475,800	4,624,513

Banco Santander Chile ADR (Chile)			78,765	2,584,280

Bank Negara Indonesia Persero Tbk PT (Indonesia)			397,200	204,095

Bank of China, Ltd. (China)			7,643,000	3,582,465

Bank of Communications Co., Ltd. (China)			6,385,000	4,603,136

China Construction Bank Corp. (China)			11,053,000	10,008,788

Chongqing Rural Commercial Bank Co., Ltd. (China)			2,731,000	1,671,097

Country Garden Holdings co., Ltd. (China)			3,072,000	4,757,099

Fosun International, Ltd. (China)			2,398,500	4,395,771

Guangzhou R&F Properties Co., Ltd. (China)			1,524,800	2,749,827

Hana Financial Group, Inc. (South Korea)			85,353	3,434,113

Industrial & Commercial Bank of China, Ltd. (China)			11,289,000	8,353,467

Industrial Bank of Korea (South Korea)			206,151	2,884,928

IRB Brasil Resseguros SA (Brazil)			206,500	2,937,975

Itau Unibanco Holding SA (Preference) (Brazil)			313,600	3,759,891

KB Financial Group, Inc. (South Korea)			60,904	2,925,983

Korea Investment Holdings Co., Ltd. (South Korea)			41,507	2,661,777

Public Bank Bhd (Malaysia)			611,000	3,617,386

Sberbank of Russia PJSC ADR (Russia)			199,554	2,811,716

Shinhan Financial Group Co., Ltd. (South Korea)			45,180	1,765,323

Turkiye Is Bankasi AS Class C (Turkey)			565,634	583,376

Yuanta Financial Holding Co., Ltd. (Taiwan)			5,352,000	2,468,921

				85,768,420
Health care (0.5%)

China Shineway Pharmaceutical Group, Ltd. (China)			692,000	873,297

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (China)			316,000	1,349,915

Hypermarcas SA (Brazil)			564,758	4,175,535

St Shine Optical Co., Ltd. (Taiwan)			78,000	1,718,895

				8,117,642
Technology (4.1%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			47,802	8,949,968

Avaya Holdings Corp.(NON)			75,362	1,550,950

Gigabyte Technology Co., Ltd. (Taiwan)			1,203,000	2,420,979

LG Electronics, Inc. (South Korea)			18,435	1,233,808

Radiant Opto-Electronics Corp. (Taiwan)			780,000	1,648,228

Samsung Electronics Co., Ltd. (South Korea)			474,077	19,667,696

SK Hynix, Inc. (South Korea)			107,912	8,323,874

Synnex Technology International Corp. (Taiwan)			1,139,000	1,628,954

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			176,418	7,270,186

Tencent Holdings, Ltd. (China)			257,200	11,693,236

Tianneng Power International, Ltd. (China)			1,092,000	1,502,354

Tripod Technology Corp. (Taiwan)			591,000	1,633,001

YY, Inc. ADR (China)(NON)			48,567	4,527,901

				72,051,135
Transportation (0.1%)

AirAsia Bhd (Malaysia)			2,527,800	2,244,305

				2,244,305
Utilities and power (0.7%)

Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)			467,600	3,114,592

Inter RAO UES PJSC (Russia)			26,694,233	1,772,177

Manila Electric Co. (Philippines)			52,190	374,110

Tenaga Nasional Bhd (Malaysia)			1,613,900	6,239,707

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(NON)			25,989	14,034

				11,514,620

Total common stocks (cost $279,389,188)				$301,934,414

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (13.5%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.2%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 8/1/48			$15,000,000	$15,574,218
4.00%, TBA, 8/1/48			5,000,000	5,111,328

				20,685,546
U.S. Government Agency Mortgage Obligations (12.3%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
3.50%, TBA, 8/1/48			1,000,000	990,430
3.50%, 8/1/43			603,514	602,665
3.00%, 3/1/43			549,463	533,494
2.50%, 6/1/31(i)			716,394	747,875

Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 8/1/48			3,000,000	3,203,672
5.50%, 1/1/38			1,457,076	1,578,304
4.00%, TBA, 8/1/48			28,000,000	28,441,874
3.50%, TBA, 9/1/48			77,000,000	76,208,948
3.50%, TBA, 8/1/48			77,000,000	76,296,174
3.50%, with due dates from 6/1/42 to 6/1/56			3,647,702	3,631,733
3.00%, with due dates from 2/1/43 to 2/1/43			1,176,122	1,142,768
2.50%, TBA, 8/1/48			21,000,000	19,577,578

				212,955,515

Total U.S. government and agency mortgage obligations (cost $234,123,502)				$233,641,061

INVESTMENT COMPANIES (9.7%)(a)
			Shares	Value

Consumer Discretionary Select Sector SPDR Fund(S)			209,100	$23,266,557

Financial Select Sector SPDR Fund			584,578	45,082,655

iShares MSCI India ETF (India)			860,807	30,670,553

Materials Select Sector SPDR Fund(S)			379,400	22,661,562

Technology Select Sector SPDR Fund(S)			319,400	22,651,848

Utility Select Sector SPDR Fund(S)			448,600	23,681,594

Total investment companies (cost $151,488,012)				$168,014,769

COMMODITY LINKED NOTES (9.2%)(a)(CLN)
			Principal amount	Value

Bank of America Corp. 144A unsub. notes 1-month LIBOR less 0.22%, 2019 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)			$7,700,000	$7,682,225

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.20%, 2019 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)			20,000,000	19,291,275

Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.21%, 2019 (Indexed to the Citi Commodities F3 vs F0 - 4x Leveraged CVIC4X30 Index multiplied by 3)			16,642,477	16,799,116

Citigroup Global Markets Holdings, Inc. 144A sr. notes 1-month USD LIBOR less 0.18%, 2019 (Indexed to the Citi Cross-Asset Trend 10% Vol Index multiplied by 3)			17,400,000	17,051,902

UBS AG/London 144A sr. notes 1-month LIBOR less 0.25%, 2019 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			21,200,000	21,618,174

Deutsche Bank AG/London 144A sr. unsec. notes 1-month LIBOR less 0.16%, 2018 (Indexed to the S&P GSCI Total Return Index multiplied by 3) (United Kingdom)			33,660,000	41,917,572

Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month LIBOR less 0.13%, 2018 (Indexed to the S&P GSCI Total Return Index multiplied by 3)			4,349,000	6,582,107

Deutsche Bank AG/London 144A sr. unsec. notes 1-month LIBOR less 0.16%, 2018 (Indexed to the S&P GSCI Total Return Index multiplied by 3) (United Kingdom)			2,604,000	3,940,542

UBS AG/London 144A sr. notes 1-month LIBOR less 0.25%, 2019 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			23,951,000	25,104,240

Total commodity Linked Notes (cost $147,506,477)				$159,987,153

MORTGAGE-BACKED SECURITIES (8.4%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (5.5%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 11.651%, 6/15/34			$226,955	$248,665
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			1,527,478	358,438
IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.428%, 10/15/40			2,965,220	450,334
Ser. 4568, Class MI, IO, 4.00%, 4/15/46			9,198,578	1,989,193
Ser. 4530, Class HI, IO, 4.00%, 11/15/45			6,035,691	1,347,510
Ser. 4389, Class IA, IO, 4.00%, 9/15/44			5,669,350	1,328,153
Ser. 4355, Class DI, IO, 4.00%, 3/15/44			4,624,770	845,343
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			3,499,213	540,831
Ser. 4213, Class GI, IO, 4.00%, 11/15/41			2,054,026	295,969
Ser. 3996, Class IK, IO, 4.00%, 3/15/39			1,916,849	134,211
IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.978%, 8/15/38			6,766,333	467,433
IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 3.928%, 5/15/41			2,135,885	1,965,127
Ser. 4369, Class IA, IO, 3.50%, 7/15/44			1,208,450	238,634
Ser. 4501, Class BI, IO, 3.50%, 10/15/43			2,476,492	414,490
Ser. 4663, Class KI, IO, 3.50%, 11/15/42			2,744,911	358,348
Ser. 4136, Class IW, IO, 3.50%, 10/15/42			3,731,605	488,653
Ser. 4097, Class PI, IO, 3.50%, 11/15/40			3,891,783	485,078
Ser. 4150, Class DI, IO, 3.00%, 1/15/43			3,501,431	442,056
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			6,953,558	683,118
Ser. 4134, Class PI, IO, 3.00%, 11/15/42			5,453,320	641,910
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			2,679,815	236,866
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			5,177,137	479,384
FRB Ser. 8, Class A9, IO, 0.435%, 11/15/28(WAC)			226,867	3,119
FRB Ser. 59, Class 1AX, IO, 0.275%, 10/25/43(WAC)			650,090	6,399
Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)			1,028,240	7,391
Ser. 315, PO, zero %, 9/15/43			2,157,314	1,686,081
Ser. 3206, Class EO, PO, zero %, 8/15/36			17,793	15,132
Ser. 3175, Class MO, PO, zero %, 6/15/36			15,660	12,723

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 17.182%, 5/25/35			64,537	76,423
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 15.877%, 11/25/35			80,588	97,563
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 8.773%, 5/25/40			851,273	914,371
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 6.614%, 2/25/25			175,202	189,619
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.064%, 5/25/25			231,027	249,562
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			4,588,203	1,117,623
Ser. 15-28, IO, 5.50%, 5/25/45			6,601,903	1,467,867
Ser. 397, Class 2, IO, 5.00%, 9/25/39			37,533	8,195
Ser. 17-113, IO, 5.00%, 1/25/38			1,448,225	233,465
Ser. 12-104, Class QI, IO, 4.50%, 5/25/42			1,893,905	372,952
IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.036%, 2/25/47			10,543,888	1,479,518
Ser. 17-48, Class LI, IO, 4.00%, 5/25/47			4,995,944	977,906
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47			2,175,031	460,237
Ser. 14-47, Class IP, IO, 4.00%, 3/25/44			5,334,148	975,724
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42			5,260,723	1,101,154
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41			4,177,206	676,318
Ser. 15-73, Class PI, IO, 3.50%, 10/25/45			2,756,075	438,374
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43			1,253,190	217,575
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42			2,737,357	296,990
Ser. 14-10, IO, 3.50%, 8/25/42			2,677,791	462,874
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40			2,559,171	253,363
Ser. 13-21, Class AI, IO, 3.50%, 3/25/33			3,678,645	520,722
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			3,052,371	335,898
Ser. 6, Class BI, IO, 3.00%, 12/25/42			4,337,386	287,434
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			3,339,380	257,039
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			4,626,125	263,920
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41			5,691,470	392,059
Ser. 98-W2, Class X, IO, 0.50%, 6/25/28(WAC)			1,486,813	72,482
Ser. 98-W5, Class X, IO, 0.048%, 7/25/28(WAC)			434,480	21,181
Ser. 08-36, Class OV, PO, zero %, 1/25/36			12,022	10,166

Government National Mortgage Association
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47			1,111,890	259,904
Ser. 16-150, Class I, IO, 5.00%, 11/20/46			5,840,007	1,199,537
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44			2,928,948	650,139
Ser. 14-76, IO, 5.00%, 5/20/44			3,325,099	790,235
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44			2,877,309	588,596
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44			5,800,577	1,389,312
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			1,196,962	262,739
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40			72,187	5,838
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			827,494	186,163
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			1,273,151	290,584
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			4,139,261	938,283
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			3,188,009	733,975
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.71%), 4.633%, 11/16/36			534,842	29,855
Ser. 17-160, Class AI, IO, 4.50%, 10/20/47			1,153,126	255,878
Ser. 16-49, IO, 4.50%, 11/16/45			3,228,868	705,772
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45			5,885,720	1,251,301
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45			2,345,266	536,292
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			701,861	117,232
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			110,590	15,954
Ser. 18-59, Class ID, IO, 4.50%, 6/20/40			6,507,557	1,163,226
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			2,021,379	434,556
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			971,882	212,764
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40			1,576,974	337,088
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			1,144,962	237,796
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39			525,847	121,581
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39			2,310,135	234,895
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38			545,164	22,257
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.173%, 7/20/48			6,154,000	884,638
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.064%, 9/20/43			876,101	126,421
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.028%, 7/16/43			954,966	132,950
Ser. 17-99, Class AI, IO, 4.00%, 1/20/47			3,774,368	707,996
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45			1,908,950	292,044
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45			2,363,240	445,424
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			5,215,437	1,161,812
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45			3,967,503	752,799
Ser. 15-40, IO, 4.00%, 3/20/45			1,548,983	322,876
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43			1,105,777	176,241
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42			1,596,911	278,729
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42			628,667	107,189
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			2,051,688	400,673
Ser. 14-104, IO, 4.00%, 3/20/42			5,295,661	836,714
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41			2,101,202	366,088
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41			3,587,220	554,251
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38			1,109,913	58,297
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36			5,059,836	415,562
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.964%, 2/20/41			1,875,195	261,224
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.914%, 11/20/39			3,035,980	235,228
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45			4,342,905	748,804
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45			2,209,832	426,310
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45			2,355,576	349,014
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43			1,927,616	252,943
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43			2,997,058	452,496
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			2,078,211	356,455
Ser. 12-145, IO, 3.50%, 12/20/42			2,054,763	417,129
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			1,016,663	171,287
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42			1,673,919	226,568
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41			3,110,411	384,416
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41			2,644,090	269,962
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41			1,434,567	92,666
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40			2,849,476	287,275
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40			3,167,231	174,831
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39			5,859,618	790,353
Ser. 183, Class AI, IO, 3.50%, 10/20/39			3,169,782	335,410
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39			3,601,435	499,699
Ser. 15-118, Class EI, IO, 3.50%, 7/20/39			5,114,434	457,026
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39			5,449,933	448,077
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39			8,262,852	845,182
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38			9,923,994	804,141
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37			3,063,160	310,770
FRB Ser. 16-H16, Class DI, IO, 3.122%, 6/20/66(WAC)			5,694,070	661,936
Ser. 15-H22, Class GI, IO, 2.573%, 9/20/65(WAC)			9,326,530	1,168,614
Ser. 16-H04, Class HI, IO, 2.366%, 7/20/65(WAC)			5,617,824	540,996
Ser. 17-H02, Class BI, IO, 2.36%, 1/20/67(WAC)			6,843,567	890,348
Ser. 16-H11, Class HI, IO, 2.087%, 1/20/66(WAC)			5,428,126	522,457
FRB Ser. 15-H16, Class XI, IO, 2.031%, 7/20/65(WAC)			10,734,720	1,133,586
Ser. 15-H24, Class HI, IO, 2.028%, 9/20/65(WAC)			20,730,573	1,457,712
Ser. 17-H11, Class NI, IO, 1.956%, 5/20/67(WAC)			14,011,979	1,517,105
Ser. 15-H15, Class JI, IO, 1.941%, 6/20/65(WAC)			11,149,451	1,097,106
Ser. 15-H19, Class NI, IO, 1.904%, 7/20/65(WAC)			15,847,939	1,502,385
Ser. 16-H23, Class NI, IO, 1.864%, 10/20/66(WAC)			8,654,660	1,057,599
Ser. 15-H25, Class EI, IO, 1.84%, 10/20/65(WAC)			11,582,052	1,022,695
Ser. 15-H18, Class IA, IO, 1.809%, 6/20/65(WAC)			7,923,717	533,266
Ser. 15-H10, Class CI, IO, 1.801%, 4/20/65(WAC)			16,203,979	1,522,461
Ser. 15-H26, Class GI, IO, 1.784%, 10/20/65(WAC)			10,774,458	983,708
Ser. 15-H26, Class EI, IO, 1.717%, 10/20/65(WAC)			11,862,643	1,056,962
Ser. 17-H14, Class DI, IO, 1.694%, 6/20/67(WAC)			12,179,157	887,239
Ser. 15-H09, Class BI, IO, 1.687%, 3/20/65(WAC)			16,426,561	1,353,007
Ser. 15-H09, Class AI, IO, 1.68%, 4/20/65(WAC)			11,438,084	993,581
Ser. 15-H20, Class CI, IO, 1.64%, 8/20/65(WAC)			16,011,971	1,671,570
Ser. 15-H10, Class EI, IO, 1.619%, 4/20/65(WAC)			14,716,727	792,981
Ser. 15-H25, Class AI, IO, 1.604%, 9/20/65(WAC)			15,370,689	1,211,210
Ser. 15-H24, Class BI, IO, 1.601%, 8/20/65(WAC)			19,327,238	934,433
Ser. 15-H14, Class BI, IO, 1.573%, 5/20/65(WAC)			18,162,091	946,536
Ser. 11-H15, Class AI, IO, 1.548%, 6/20/61(WAC)			5,043,109	277,371
Ser. 16-H03, Class AI, IO, 1.505%, 1/20/66(WAC)			11,942,567	1,134,544
Ser. 16-H08, Class GI, IO, 1.418%, 4/20/66(WAC)			16,485,087	971,038
Ser. 15-H25, Class BI, IO, 1.404%, 10/20/65(WAC)			15,720,451	1,542,176
Ser. 15-H26, Class DI, IO, 1.383%, 10/20/65(WAC)			6,223,312	631,635
Ser. 16-H04, Class KI, IO, 1.372%, 2/20/66(WAC)			11,272,967	873,655
Ser. 16-H02, Class BI, IO, 1.346%, 11/20/65(WAC)			15,384,327	1,419,373
Ser. 16-H07, Class HI, IO, 1.263%, 2/20/66(WAC)			7,436,610	669,436
Ser. 11-H08, Class GI, IO, 1.255%, 3/20/61(WAC)			9,871,157	432,357
Ser. 14-H21, Class AI, IO, 1.133%, 10/20/64(WAC)			12,513,998	1,068,883
Ser. 15-H26, Class CI, IO, 0.873%, 8/20/65(WAC)			31,736,810	422,100

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27(WAC)			41,649	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)			116,926	1,023
FRB Ser. 98-3, IO, zero %, 9/19/27(WAC)			53,834	—
FRB Ser. 98-4, IO, zero %, 12/19/26(WAC)			89,262	—

				95,891,969
Commercial mortgage-backed securities (1.8%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.216%, 1/15/49(WAC)			1,347,666	2,976

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 08-1, Class C, 6.571%, 2/10/51 (In default)(NON)(WAC)			1,205,213	241,043
FRB Ser. 04-4, Class XC, IO, 0.052%, 7/10/42(WAC)			139,338	1

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class C, 5.504%, 11/10/42(WAC)			721,000	324,450
Ser. 05-3, Class AJ, 4.85%, 7/10/43(WAC)			132,220	120,033

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.524%, 1/12/45(WAC)			884,000	817,700
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)			806,000	798,827
Ser. 05-PWR7, Class C, 5.235%, 2/11/41(WAC)			489,000	498,633

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.27%, 3/11/39(WAC)			2,381,230	1,548,276
FRB Ser. 06-PW11, Class C, 5.27%, 3/11/39 (In default)(NON)(WAC)			704,000	70,541

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B, 6.189%, 3/15/49(WAC)			1,751	1,743

COMM Mortgage Pass-Through Certificates 144A Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)			725,000	502,041

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4.25%, 12/10/44			1,056,000	847,163
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)			391,000	265,838

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882%, 7/15/37			3,425	3,455

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.014%, 5/15/38(WAC)			191,247	2

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41			11,595	11,766

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC10, Class E, 4.411%, 2/10/46(WAC)			1,600,000	1,228,811
FRB Ser. 06-GG8, Class X, IO, 0.871%, 11/10/39(WAC)			10,542,955	203,426

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.814%, 2/15/47(WAC)			2,517,000	2,200,908
FRB Ser. 13-C14, Class E, 4.568%, 8/15/46(WAC)			1,491,000	1,210,999
FRB Ser. 13-C12, Class E, 4.094%, 7/15/45(WAC)			1,800,000	1,340,836

JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 07-LDPX, Class X, IO, 0.151%, 1/15/49(WAC)			1,555,707	5,123

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class F, 5.141%, 5/15/45(WAC)			766,000	668,039
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)			370,000	266,274
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)			1,166,000	875,314

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)(WAC)			1,525,000	76,250
FRB Ser. 07-C2, Class XW, IO, 0.153%, 2/15/40(WAC)			265,435	25

Merrill Lynch Mortgage Trust Ser. 04-KEY2, Class D, 5.046%, 8/12/39(WAC)			80,802	80,837

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.002%, 6/12/43(WAC)			403,935	4

ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.477%, 12/12/49(WAC)			1,137,944	8,875

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.703%, 8/15/47(WAC)			699,000	595,442
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)			4,641,000	3,352,004
FRB Ser. 13-C11, Class E, 4.358%, 8/15/46(WAC)			1,350,000	675,270
FRB Ser. 13-C11, Class F, 4.358%, 8/15/46(WAC)			1,720,000	688,344
FRB Ser. 13-C10, Class D, 4.083%, 7/15/46(WAC)			2,973,000	2,697,737

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)			755,104	188,927
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)			3,008,000	2,847,883

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class G, 5.155%, 7/15/49(WAC)			795,000	689,787

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 4.893%, 5/10/63(WAC)			853,000	575,906

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.026%, 6/15/45(WAC)			93,704	87,932
FRB Ser. 06-C29, IO, 0.197%, 11/15/48(WAC)			1,774,177	71

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.267%, 10/15/44(WAC)			956,000	913,267
FRB Ser. 07-C31, IO, 0.164%, 4/15/47(WAC)			9,684,758	—

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.288%, 7/15/46(WAC)			1,041,000	910,015

WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.232%, 6/15/44(WAC)			146,000	136,706
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)			1,355,000	929,121
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)			367,000	173,127
FRB Ser. 13-C15, Class D, 4.475%, 8/15/46(WAC)			673,004	571,407
FRB Ser. 12-C10, Class E, 4.444%, 12/15/45(WAC)			697,000	418,200
Ser. 13-C12, Class E, 3.50%, 3/15/48			706,000	521,419

				31,192,774
Residential mortgage-backed securities (non-agency) (1.1%)

American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 2.254%, 5/25/47			305,869	236,028

BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, (1 Month US LIBOR + 0.17%), 2.261%, 6/26/35			614,532	609,462

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, (1 Month US LIBOR + 2.93%), 4.989%, 4/25/34			289,684	301,494

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class B1, (1 Month US LIBOR + 6.30%), 8.364%, 7/25/25 (Bermuda)			919,000	948,910

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.414%, 3/25/37			878,355	760,755

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A6, (1 Month US LIBOR + 0.82%), 2.884%, 8/25/35			728,111	655,300
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 2.614%, 8/25/46			529,714	461,663

Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 2.684%, 4/25/35			410,471	363,578

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 12.064%, 7/25/28			1,239,941	1,655,614

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.314%, 9/25/28			2,225,989	3,297,863
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 13.814%, 8/25/28			1,136,119	1,641,979
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.764%, 4/25/28			1,634,893	1,904,196
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.614%, 4/25/28			138,223	156,773
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 7.064%, 7/25/25			321,920	364,447
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.064%, 7/25/25			397,954	442,674
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 6.914%, 10/25/29			290,000	328,199
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.314%, 4/25/29			80,000	91,344
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.064%, 5/25/25			149,841	164,551
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 5.714%, 9/25/29			90,000	98,611
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.664%, 1/25/30			310,000	317,812
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 4.864%, 2/25/30			130,000	135,483

GSAA Trust FRB Ser. 07-6, Class 1A1, (1 Month US LIBOR + 0.12%), 2.184%, 5/25/47			261,324	207,508

MortgageIT Trust FRB Ser. 04-1, Class M2, (1 Month US LIBOR + 1.01%), 3.069%, 11/25/34			335,848	328,351

Residential Accredit Loans, Inc. FRB Ser. 06-QO10, Class A1, (1 Month US LIBOR + 0.16%), 2.224%, 1/25/37			319,012	301,385

Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.22%), 2.279%, 5/25/46			245,985	234,915

Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 2.914%, 5/25/47			196,396	165,296
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.244%, 1/25/37			1,258,179	1,204,800

WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR14, Class 1A2, 3.431%, 12/25/35(WAC)			951,164	951,794

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 3.728%, 3/25/36(WAC)			357,656	355,444

				18,686,229

Total mortgage-backed securities (cost $151,180,510)				$145,770,972

CORPORATE BONDS AND NOTES (4.0%)(a)
			Principal amount	Value

Basic materials (0.5%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$1,275,000	$1,333,969

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			1,045,000	1,131,213

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)			2,585,000	2,630,238

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			415,000	434,713

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			440,000	444,400

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			953,000	1,000,650

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			1,468,000	1,512,040

				8,487,223
Capital goods (0.5%)

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			1,011,000	1,062,814

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			2,500,000	2,558,594

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			2,255,000	2,494,594

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			1,144,000	1,151,150

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/29/20			840,000	843,645

				8,110,797
Communication services (0.6%)

Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			2,500,000	2,487,500

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			4,215,000	4,211,797

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			240,000	239,400

Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)			840,000	806,461

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			200,000	172,000

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			54,000	53,933

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			1,500,000	1,563,750

Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)		GBP	425,000	546,036

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			$1,955,000	1,119,238

				11,200,115
Consumer cyclicals (0.3%)

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			2,500,000	2,512,500

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			1,300,000	1,366,274

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)			885,000	681,450

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			390,000	357,825

				4,918,049
Consumer staples (0.1%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			1,080,000	1,077,300

				1,077,300
Energy (0.6%)

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			198,000	177,210

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			1,413,000	1,439,494

Petrobras Global Finance BV company guaranty sr. unsec. notes Ser. REGS, 5.999%, 1/27/28 (Brazil)			233,000	220,465

Petrobras Global Finance BV company guaranty sr. unsec. notes Ser. REGS, 5.299%, 1/27/25 (Brazil)			1,064,000	1,017,024

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)			2,174,000	2,260,960

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			285,000	290,344

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)			471,000	487,485

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			6,702,000	1,587,704

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)			248,000	251,672

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.375%, 3/13/22 (Mexico)			514,000	524,561

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/24/22 (Mexico)			781,000	786,553

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,495,000	1,392,607

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			393,000	407,738

				10,843,817
Financials (0.4%)

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			1,880,000	1,950,500

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			600,000	621,750

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22			2,015,000	2,054,031

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			1,000,000	1,000,000

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			1,800,000	1,854,000

				7,480,281
Health care (0.2%)

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			1,841,000	1,768,281

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)			2,275,000	136,500

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			400,000	340,000

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			1,220,000	1,270,325

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7.875%, 2/15/21			110,000	112,549

				3,627,655
Technology (0.4%)

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19			1,000,000	—

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			3,000,000	3,138,750

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			3,315,000	3,356,438

				6,495,188
Utilities and power (0.4%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			3,529,000	3,590,758

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			3,308,000	3,523,020

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19			175,000	182,212

				7,295,990

Total corporate bonds and notes (cost $71,164,546)				$69,536,415

SENIOR LOANS (2.7%)(a)(c)
			Principal amount	Value

Basic materials (0.1%)

Builders FirstSource, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.334%, 2/29/24			$2,009,555	$2,007,761

				2,007,761
Capital goods (0.3%)

Manitowac Foodservice, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.844%, 3/3/23			835,897	840,077

Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.844%, 2/5/23			427,404	428,673

TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD 3 Month + 2.50%), 4.476%, 5/14/25			256,213	255,999

TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.50%), 4.853%, 6/9/23			937,780	937,609

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.10%, 11/15/23			2,034,580	2,021,864

				4,484,222
Communication services (0.2%)

Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.836%, 8/4/25			670,000	678,375

Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.594%, 8/4/25			1,888,000	1,915,533

Asurion, LLC bank term loan FRN Ser. B4, (BBA LIBOR USD 3 Month + 3.00%), 5.094%, 8/4/22			811,652	811,246

				3,405,154
Consumer cyclicals (1.2%)

Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.092%, 7/2/22			1,672,361	1,379,399

CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.251%, 5/5/24			402,003	402,171

Diamond Resorts International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.844%, 9/2/23			1,120,093	1,120,093

Golden Nugget, Inc./NV bank term loan FRN (BBA LIBOR USD 3 Month + 2.75%), 4.837%, 10/4/23			1,097,166	1,100,251

Greektown Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.094%, 4/25/24			861,300	860,223

iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA LIBOR USD 3 Month + 6.75%), 8.844%, 1/30/19 (In default)(NON)			1,617,000	1,250,479

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.509%, 10/16/23			3,854,514	3,859,332

Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.336%, 10/25/20			2,076,056	1,828,486

Sabre GLBL, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 3.984%, 2/22/24			985,696	986,004

Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 4.539%, 8/14/24			2,673,271	2,673,606

Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.594%, 3/19/21			2,598,319	2,513,874

Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 6.594%, 3/19/20			657,341	645,016

Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.094%, 1/27/24			757,897	756,949

Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.094%, 12/27/20			60,808	60,808

Univision Communications, Inc. bank term loan FRN Ser. C5, (BBA LIBOR USD 3 Month + 2.75%), 4.844%, 3/15/24			1,094,566	1,062,071

				20,498,762
Consumer staples (0.1%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.344%, 2/14/21			411,725	387,022

Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.594%, 9/7/23			2,323,438	1,714,781

				2,101,803
Energy (0.1%)

Ascent Resources - Marcellus, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.50%), 8.60%, 3/30/23			76,667	76,667

Chesapeake Energy Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.50%), 9.594%, 8/23/21			1,470,000	1,536,150

FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.844%, 4/16/21			643,177	644,785

				2,257,602
Financials (0.2%)

Capital Automotive LP bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 8.10%, 3/24/25			947,901	962,119

Freedom Mortgage Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.036%, 2/23/22			968,750	973,594

VGD Merger Sub, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.35%, 8/18/23			2,146,763	2,153,471

				4,089,184
Health care (0.3%)

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.347%, 4/28/22			402,602	390,524

Jaguar Holding Co. II bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.786%, 8/18/22			1,552,000	1,552,194

Kinetic Concepts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.285%, 2/3/24			1,618,650	1,622,292

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.568%, 6/1/25			1,220,000	1,218,742

				4,783,752
Technology (0.2%)

First Data Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 4.069%, 4/26/24			998,952	998,726

Infor US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.844%, 2/1/22			620,429	620,817

Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.363%, 11/3/23			857,834	853,210

				2,472,753

Total senior loans (cost $47,315,110)				$46,100,993

ASSET-BACKED SECURITIES (0.9%)(a)
			Principal amount	Value

loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.864%, 11/25/50			$2,307,000	$2,307,000

Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 2.969%, 4/24/19			4,571,000	4,571,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 2.769%, 7/24/19			3,787,000	3,787,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), zero %, 9/24/19			4,465,000	4,465,000

Total asset-backed securities (cost $15,130,000)				$15,130,000

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.7%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)			$200,000	$177,000

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)			225,000	204,750

Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)			535,000	436,988

Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)			275,000	244,527

Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina)			255,000	232,305

Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 36.554%, 5/31/22 (Argentina)		ARS	13,300,000	423,119

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)			$1,510,000	1,342,677

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)			735,000	715,633

Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)			1,520,000	1,360,400

Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)			1,005,000	1,088,745

Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)			918,000	958,829

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			300,000	308,250

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			1,250,000	1,409,375

Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)			1,700,000	1,557,812

Ivory Coast (Republic of) 144A sr. unsec. notes 5.25%, 3/22/30 (Ivory Coast)		EUR	190,000	216,133

United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)			$895,000	881,303

Total foreign government and agency bonds and notes (cost $12,545,034)				$11,557,846

WARRANTS (0.3%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances of Zhuhai, Inc. 144A (China)(NON)	8/29/19	$0.00	766,300	$4,957,883

Halcon Resources Corp.	9/9/20	14.04	8,737	961

Total warrants (cost $4,974,993)				$4,958,844

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value

Bank of America N.A.
(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	$13,890,000	$153,901
(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	6,250,600	56,755
2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	6,250,600	13,189
1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	13,890,000	14

Barclays Bank PLC
(3.02)/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.02	14,072,900	77,542
2.845/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.845	14,072,900	9,710

Citibank, N.A.
(3.00)/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.00	14,072,900	71,068
(3.031)/3 month USD-LIBOR-BBA/Jun-49	Jun-19/3.031	1,123,100	52,977
2.86/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.86	14,072,900	3,518
2.826/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.826	7,036,500	7
2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47	5,556,000	6

Credit Suisse International
3.056/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.056	12,479,000	19,717
(3.056)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.056	12,479,000	18,219
(2.895)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895	12,479,000	17,595
2.895/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895	12,479,000	10,607
2.8475/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.8475	7,463,900	2,612

Goldman Sachs International
(3.005)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.005	19,903,600	24,083
(3.04375)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.04375	19,903,600	20,700
(2.70)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.70	19,903,600	11,345
3.04375/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.04375	19,903,600	10,748
(2.73375)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.73375	19,903,600	9,554
3.005/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.005	19,903,600	6,767
2.73375/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.73375	19,903,600	5,772
2.70/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.70	19,903,600	3,384
2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695	1,166,800	455
1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175	5,056,000	5

JPMorgan Chase Bank N.A.
(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	13,890,000	155,568
(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	6,250,600	57,318
(2.895)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895	14,974,800	21,114
2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	6,250,600	13,001
1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	13,890,000	14

Morgan Stanley & Co. International PLC
(2.8225)/3 month USD-LIBOR-BBA/Oct-20	Oct-18/2.8225	19,903,700	58,915
(2.92875)/3 month USD-LIBOR-BBA/Nov-20	Nov-18/2.92875	9,951,800	28,860
2.89/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.89	9,382,000	24,768
2.745/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.745	7,015,700	1,824

Total purchased swap options outstanding (cost $1,016,129)			$961,632

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value

Bank of America N.A.
SPDR S&P 500 ETF Trust (Put)	May-19/$240.00	$46,974,795		$166,974	$679,494
SPDR S&P 500 ETF Trust (Put)	Apr-19/235.00	44,745,255		159,049	523,259

Citibank, N.A.
SPDR S&P 500 ETF Trust (Put)	Jul-19/250.00	45,294,130		161,000	1,133,543
SPDR S&P 500 ETF Trust (Put)	Feb-19/240.00	44,547,480		158,346	410,287

HSBC Bank USA, National Association
EUR/SEK (Put)	Aug-18/SEK 10.00	40,022,056	EUR	34,225,900	160

JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Put)	Jun-19/$245.00	42,306,968		$150,382	846,338
SPDR S&P 500 ETF Trust (Put)	Mar-19/245.00	44,497,685		158,169	581,012

Total purchased options outstanding (cost $7,365,293)					$4,174,093

CONVERTIBLE BONDS AND NOTES (—%)(a)
		Principal amount	Value

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20, (acquired 2/2/17, cost $77,429) (Cayman Islands)(RES)		$96,895	$96,895

Total convertible bonds and notes (cost $77,429)			$96,895

SHORT-TERM INVESTMENTS (53.2%)(a)
		Principal amount/shares	Value

ABN AMRO Funding USA, LLC commercial paper 2.024%, 8/6/18		$9,000,000	$8,997,031

American Honda Finance Corp. commercial paper 2.046%, 8/6/18		9,000,000	8,997,107

Atlantic Asset Securitization, LLC asset backed commercial paper 1.983%, 8/22/18		9,750,000	9,737,845

BPCE SA commercial paper 2.053%, 8/6/18		9,250,000	9,247,017

Chariot Funding, LLC asset backed commercial paper 2.054%, 8/3/18		8,750,000	8,748,553

Chevron Corp. commercial paper 1.965%, 9/11/18		9,750,000	9,727,523

Danske Corp. commercial paper 2.035%, 8/22/18		9,000,000	8,988,951

Federal Home Loan Banks unsec. discount notes 1.841%, 8/1/18		25,000,000	25,000,000

Federal Home Loan Banks unsec. discount notes 1.901%, 8/28/18		5,600,000	5,591,974

Interest in $147,503,000 joint tri-party repurchase agreement dated 7/31/18 with RBC Capital Markets, LLC due 8/1/18 - maturity value of $97,005,146 for an effective yield of 1.910% (collateralized by various U.S. Treasury notes and bonds and various mortgage backed securities with coupon rates ranging from 0.750% to 8.000% and due dates ranging from 11/30/18 to 7/1/48, valued at $150,461,133)		97,000,000	97,000,000

Interest in $300,000,000 joint tri-party repurchase agreement dated 7/31/18 with HSBC Bank USA, National Association due 8/1/18 - maturity value of $95,450,090 for an effective yield of 1.920% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 5.000% and due dates ranging from 6/1/23 to 2/1/56, valued at $306,016,320)		95,445,000	95,444,999

Interest in $490,000,000 joint tri-party repurchase agreement dated 7/31/18 with Citigroup Global Markets, Inc. due 8/1/18 - maturity value of $97,005,200 for an effective yield of 1.930% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.750% to 2.125% and due dates ranging from 8/31/18 to 8/31/23, valued at $499,800,055)		97,000,000	97,000,000

International Business Machines Corp. commercial paper 2.120%, 9/25/18		9,250,000	9,220,777

Liberty Street Funding, LLC asset backed commercial paper 2.024%, 8/28/18		9,750,000	9,734,416

Manhattan Asset Funding Co., LLC asset backed commercial paper 2.168%, 9/11/18		9,750,000	9,726,000

MetLife Short Term Funding, LLC asset backed commercial paper 2.242%, 10/15/18		5,300,000	5,275,742

National Australia Bank, Ltd. commercial paper 2.109%, 9/18/18		9,750,000	9,722,171

Nationwide Building Society commercial paper 2.013%, 8/24/18		9,750,000	9,736,694

Nestle Capital Corp. commercial paper 2.118%, 9/17/18		9,750,000	9,723,974

Putnam Cash Collateral Pool, LLC 2.21%(AFF)	Shares	88,291,270	88,291,270

Putnam Short Term Investment Fund 2.05%(AFF)	Shares	270,571,905	270,571,905

Regency Markets No. 1, LLC asset backed commercial paper 2.053%, 8/9/18		$9,000,000	8,995,507

Roche Holdings, Inc. commercial paper 2.058%, 9/17/18		9,750,000	9,723,870

Simon Property Group LP commercial paper 2.087%, 8/20/18		7,250,000	7,242,053

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83%(P)	Shares	1,428,000	1,428,000

U.S. Treasury Bills 1.861%, 8/2/18		$1,442,000	1,441,928

U.S. Treasury Bills 1.880%, 8/9/18(SEG)(SEGSF)(SEGCCS)		53,198,000	53,176,012

U.S. Treasury Bills 1.893%, 8/23/18(SEG)(SEGSF)(SEGCCS)		10,779,000	10,766,633

U.S. Treasury Bills 1.896%, 9/6/18(SEG)(SEGSF)(SEGCCS)		8,877,000	8,860,223

U.S. Treasury Bills 1.916%, 8/16/18(SEG)(SEGSF)(SEGCCS)		5,320,000	5,315,869

Victory Receivables Corp. asset backed commercial paper 2.315%, 9/17/18		9,000,000	8,975,112

Total short-term investments (cost $922,411,934)			$922,409,156

TOTAL INVESTMENTS

Total investments (cost $2,045,688,157)			$2,084,274,243

FORWARD CURRENCY CONTRACTS at 7/31/18 (aggregate face value $652,973,100) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/17/18	$8,013,267	$7,827,316	$185,951
	British Pound	Sell	9/19/18	6,932,085	6,964,876	32,791
	Euro	Sell	9/19/18	690,706	737,120	46,414
	Japanese Yen	Sell	8/16/18	7,057,349	7,268,780	211,431
	New Taiwan Dollar	Buy	8/16/18	4,953,434	5,027,516	(74,082)
	New Taiwan Dollar	Sell	8/16/18	4,953,434	5,093,331	139,897
	New Zealand Dollar	Sell	10/17/18	4,868,287	4,813,553	(54,734)
	Norwegian Krone	Buy	9/19/18	15,148,137	15,155,048	(6,911)
	Swedish Krona	Sell	9/19/18	4,158,581	4,121,841	(36,740)
Barclays Bank PLC
	Australian Dollar	Buy	10/17/18	19,509,927	19,219,132	290,795
	British Pound	Buy	9/19/18	8,057,732	8,168,976	(111,244)
	Euro	Buy	9/19/18	7,756,189	7,760,504	(4,315)
	Japanese Yen	Sell	8/16/18	2,404,383	2,345,016	(59,367)
	Norwegian Krone	Buy	9/19/18	5,160,620	5,179,732	(19,112)
	Swedish Krona	Sell	9/19/18	6,904,660	6,941,836	37,176
Citibank, N.A.
	Australian Dollar	Buy	10/17/18	9,481,211	9,337,010	144,201
	British Pound	Sell	9/19/18	4,845,318	4,842,812	(2,506)
	Canadian Dollar	Sell	10/17/18	905,919	892,415	(13,504)
	Euro	Sell	9/19/18	222,490	231,757	9,267
	Japanese Yen	Buy	8/16/18	2,491,198	2,569,387	(78,189)
	Japanese Yen	Sell	8/16/18	2,491,198	2,515,015	23,817
	New Zealand Dollar	Sell	10/17/18	1,059,363	1,047,596	(11,767)
	Norwegian Krone	Buy	9/19/18	2,525,410	2,527,743	(2,333)
	Swedish Krona	Sell	9/19/18	8,583,721	8,713,385	129,664
Credit Suisse International
	Australian Dollar	Buy	10/17/18	12,142,936	11,900,871	242,065
	British Pound	Buy	9/19/18	5,386,770	5,370,766	16,004
	Canadian Dollar	Buy	10/17/18	4,794,468	4,790,553	3,915
	Canadian Dollar	Sell	10/17/18	4,836,573	4,786,160	(50,413)
	Euro	Sell	9/19/18	8,942,922	8,969,415	26,493
	Japanese Yen	Buy	8/16/18	3,217,541	3,240,248	(22,707)
	Japanese Yen	Sell	8/16/18	3,217,541	3,296,819	79,278
	New Zealand Dollar	Sell	10/17/18	110,013	49,522	(60,491)
	Swedish Krona	Sell	9/19/18	10,494,172	10,512,241	18,069
Goldman Sachs International
	Australian Dollar	Buy	10/17/18	4,244,490	4,211,271	33,219
	British Pound	Sell	9/19/18	2,736,720	2,787,175	50,455
	Canadian Dollar	Sell	10/17/18	6,370,840	6,281,492	(89,348)
	Chinese Yuan (Offshore)	Buy	8/16/18	4,737,635	5,085,169	(347,534)
	Chinese Yuan (Offshore)	Sell	8/16/18	4,737,635	4,955,085	217,450
	Euro	Sell	9/19/18	12,067,881	12,049,359	(18,522)
	Japanese Yen	Buy	8/16/18	1,559,174	1,597,553	(38,379)
	Japanese Yen	Sell	8/16/18	1,559,174	1,570,028	10,854
	New Taiwan Dollar	Buy	8/16/18	4,978,069	5,055,453	(77,384)
	New Taiwan Dollar	Sell	8/16/18	4,978,069	5,073,640	95,571
	New Zealand Dollar	Sell	10/17/18	5,398,854	5,278,458	(120,396)
	Norwegian Krone	Buy	9/19/18	52,829,821	52,922,997	(93,176)
	South African Rand	Sell	10/17/18	26,985	25,809	(1,176)
	Swedish Krona	Buy	9/19/18	14,209,236	13,913,803	295,433
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/17/18	6,162,657	6,065,976	96,681
	British Pound	Buy	9/19/18	5,024,312	5,117,559	(93,247)
	Canadian Dollar	Sell	10/17/18	4,852,969	4,810,549	(42,420)
	Chinese Yuan (Offshore)	Buy	8/16/18	4,737,635	5,081,806	(344,171)
	Chinese Yuan (Offshore)	Sell	8/16/18	4,737,635	4,953,349	215,714
	Japanese Yen	Sell	8/16/18	4,224,955	4,266,524	41,569
	New Zealand Dollar	Sell	10/17/18	9,934,786	9,829,708	(105,078)
	Swedish Krona	Sell	9/19/18	8,590,557	8,608,764	18,207
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	10/17/18	216,936	241,832	24,896
	British Pound	Buy	9/19/18	1,197,323	1,205,765	(8,442)
	Canadian Dollar	Sell	10/17/18	1,084,886	1,068,612	(16,274)
	Euro	Sell	9/19/18	14,490,282	14,518,514	28,232
	Japanese Yen	Buy	8/16/18	9,852,341	10,033,999	(181,658)
	Japanese Yen	Sell	8/16/18	9,852,341	9,964,733	112,392
	New Zealand Dollar	Buy	10/17/18	876,896	898,077	(21,181)
	Norwegian Krone	Buy	9/19/18	11,265,066	11,279,776	(14,710)
	Russian Ruble	Buy	9/19/18	5,022,231	5,042,224	(19,993)
	Russian Ruble	Sell	9/19/18	5,022,231	5,016,381	(5,850)
	Swedish Krona	Sell	9/19/18	15,329,432	15,338,976	9,544
NatWest Markets PLC
	Australian Dollar	Buy	10/17/18	7,228,090	7,183,693	44,397
	Canadian Dollar	Sell	10/17/18	4,951,497	4,883,322	(68,175)
	Euro	Sell	9/19/18	6,455,394	6,438,657	(16,737)
	Japanese Yen	Buy	8/16/18	4,804,264	4,873,967	(69,703)
	Japanese Yen	Sell	8/16/18	4,804,264	4,837,599	33,335
	Norwegian Krone	Sell	9/19/18	7,238,590	7,218,684	(19,906)
	Swedish Krona	Sell	9/19/18	6,758,804	6,887,432	128,628
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/17/18	15,079,045	14,910,219	168,826
	British Pound	Sell	9/19/18	1,274,260	1,294,775	20,515
	Canadian Dollar	Sell	10/17/18	3,944,355	3,824,346	(120,009)
	Euro	Sell	9/19/18	20,592,460	20,519,789	(72,671)
	Japanese Yen	Sell	8/16/18	11,157,713	11,181,299	23,586
	New Zealand Dollar	Sell	10/17/18	7,818,718	7,751,561	(67,157)
	Norwegian Krone	Buy	9/19/18	13,477,784	13,521,795	(44,011)
	Swedish Krona	Sell	9/19/18	21,682,303	21,788,840	106,537
UBS AG
	Australian Dollar	Buy	10/17/18	9,080,112	8,951,502	128,610
	British Pound	Sell	9/19/18	4,816,779	4,813,719	(3,060)
	Canadian Dollar	Sell	10/17/18	20,784	20,322	(462)
	Euro	Sell	9/19/18	12,334,377	12,342,290	7,913
	Japanese Yen	Buy	8/16/18	1,292,284	1,247,604	44,680
	New Zealand Dollar	Sell	10/17/18	6,996,010	6,892,072	(103,938)
	Norwegian Krone	Buy	9/19/18	11,991,052	11,994,768	(3,716)
	Swedish Krona	Sell	9/19/18	9,082,069	9,204,484	122,415
WestPac Banking Corp.
	Australian Dollar	Buy	10/17/18	11,356,866	11,225,340	131,526
	Euro	Sell	9/19/18	4,828,021	4,828,329	308
	Japanese Yen	Buy	8/16/18	3,922,141	3,949,671	(27,530)
	Japanese Yen	Sell	8/16/18	3,922,141	4,018,313	96,172

Unrealized appreciation						3,944,893

Unrealized (depreciation)						(2,864,429)

Total						$1,080,464
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

S&P 500 Index E-Mini (Short)	2,011	$283,177,960	$283,259,405	Sep-18	$(8,026,779)
S&P Mid Cap 400 Index E-Mini (Long)	773	153,401,077	153,517,800	Sep-18	(422,134)
Tokyo Price Index (Long)	287	45,002,391	44,866,610	Sep-18	(385,580)
U.S. Treasury Note 10 yr (Long)	3,696	441,383,250	441,383,250	Sep-18	541,230

Unrealized appreciation					541,230

Unrealized (depreciation)					(8,834,493)

Total					$(8,293,263)

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/18 (premiums $1,019,397) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value

Bank of America N.A.

(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$6,250,600	$6
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	13,890,000	1,806
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	6,250,600	43,567
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	13,890,000	155,707
Barclays Bank PLC

(2.9325)/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.9325	7,036,500	12,806
2.9325/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.9325	7,036,500	74,798
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813	14,513,000	79,967
Citibank, N.A.

(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325	5,556,000	6
3.126/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.126	7,036,500	1,126
(2.93)/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.93	7,036,500	5,629
3.09/3 month USD-LIBOR-BBA/Jun-24	Jun-19/3.09	4,991,600	49,467
2.93/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.93	7,036,500	67,973
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	14,513,000	111,315
Credit Suisse International

3.3575/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.3575	7,463,900	224
(2.973)/3 month USD-LIBOR-BBA/Sep-22	Sep-18/2.973	12,479,000	29,700
2.973/3 month USD-LIBOR-BBA/Sep-22	Sep-18/2.973	12,479,000	35,316
Goldman Sachs International

(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	11,112,000	222
(2.85)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.85	19,903,600	9,156
(2.8875)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.8875	19,903,600	15,326
2.8875/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.8875	19,903,600	29,258
2.85/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.85	19,903,600	34,632
JPMorgan Chase Bank N.A.

(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	6,250,600	6
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	13,890,000	1,806
3.055/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.055	14,974,800	3,594
2.975/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.975	14,974,800	9,883
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	6,250,600	44,254
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77	11,112,000	66,561
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	13,890,000	157,374
Morgan Stanley & Co. International PLC

3.255/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.255	7,015,700	3,368
3.24/3 month USD-LIBOR-BBA/Sep-28	Sep-18/3.24	4,691,000	8,303
(2.99)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.99	4,691,000	24,628
2.75/3 month USD-LIBOR-BBA/Aug-20	Aug-18/2.75	9,951,800	30,848

Total			$1,108,632

WRITTEN OPTIONS OUTSTANDING at 7/31/18 (premiums $102,711) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Citibank, N.A.

SPDR S&P 500 ETF Trust (Call)	Aug-18/$288.00	$54,571,268	$193,976	$55,773
SPDR S&P 500 ETF Trust (Call)	Aug-18/291.00	54,470,552	193,618	58,061

Total				$113,834

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.

(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$1,389,000	$(17,390)	$28,099
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	1,389,000	(33,997)	7,278
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	833,400	(18,390)	(150)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	833,400	(55,978)	(258)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	1,389,000	(33,997)	(18,460)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	1,389,000	(17,390)	(25,280)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	833,400	(18,390)	(26,844)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	833,400	(55,978)	(28,936)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	833,400	47,136	66,805
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	1,389,000	33,432	46,934
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	833,400	47,136	11,901
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	1,389,000	33,432	(31,822)
Barclays Bank PLC

(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	1,389,000	(17,390)	27,988
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	833,400	(7,278)	3,625
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	833,400	(7,278)	(10,843)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	1,389,000	(17,390)	(25,266)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	1,389,000	(33,997)	7,028
2.96/3 month USD-LIBOR-BBA/Sep-28 (Purchased)	Sep-18/2.96	9,382,000	(27,442)	469
(3.12)/3 month USD-LIBOR-BBA/Sep-28 (Purchased)	Sep-18/3.12	9,382,000	(27,489)	(1,783)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	1,389,000	(33,997)	(18,321)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	1,389,000	33,476	46,907
3.04/3 month USD-LIBOR-BBA/Sep-28 (Written)	Sep-18/3.04	4,691,000	26,387	657
(3.04)/3 month USD-LIBOR-BBA/Sep-28 (Written)	Sep-18/3.04	4,691,000	26,387	(610)
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	1,389,000	33,302	(31,308)
Goldman Sachs International

(3.1025)/3 month USD-LIBOR-BBA/Aug-28 (Purchased)	Aug-18/3.1025	14,072,900	(35,182)	2,674
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	166,600	(13,168)	551
2.9475/3 month USD-LIBOR-BBA/Aug-28 (Purchased)	Aug-18/2.9475	14,072,900	(35,182)	(2,533)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	166,600	(13,168)	(4,472)
(3.025)/3 month USD-LIBOR-BBA/Aug-28 (Written)	Aug-18/3.025	7,036,500	35,183	1,618
3.025/3 month USD-LIBOR-BBA/Aug-28 (Written)	Aug-18/3.025	7,036,500	35,183	(3,729)
JPMorgan Chase Bank N.A.

(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	833,400	(72,842)	(14,293)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	833,400	(72,842)	(46,254)
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	833,400	49,535	65,780
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	833,400	49,535	21,807

Unrealized appreciation				340,121

Unrealized (depreciation)				(291,162)

Total				$48,959

TBA SALE COMMITMENTS OUTSTANDING at 7/31/18 (proceeds receivable $106,050,820) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal Home Loan Mortgage Corporation, 4.50%, 8/1/48	$2,000,000	8/13/18	$2,073,750
Federal National Mortgage Association, 4.50%, 8/1/48	8,000,000	8/13/18	8,298,125
Federal National Mortgage Association, 3.50%, 8/1/48	77,000,000	8/13/18	76,296,174
Federal National Mortgage Association, 3.00%, 8/1/48	20,000,000	8/13/18	19,276,562

Total			$105,944,611

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$5,556,000	$21,052		$(4,021)	7/18/20	3 month USD-LIBOR-BBA — Semiannually	2.68% — Quarterly	$16,693
		104,000	278	(E)	(130)	6/7/20	3 month USD-LIBOR-BBA — Semiannually	2.79375% — Quarterly	148
		104,000	168	(E)	45	6/7/20	3 month USD-LIBOR-BBA — Quarterly	2.90375% — Semiannually	(123)
		66,733,800	684,622		(35,346)	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	621,260
		19,903,700	82,381		39,732	7/5/20	3 month USD-LIBOR-BBA — Quarterly	2.655% — Semiannually	(39,374)
		7,015,700	79,074		45,415	7/3/28	3 month USD-LIBOR-BBA — Quarterly	2.899% — Semiannually	(31,040)
		14,031,400	102,415		(42,631)	7/11/28	3 month USD-LIBOR-BBA — Quarterly	2.945% — Semiannually	(141,186)
		7,015,700	610		41,300	7/11/28	3 month USD-LIBOR-BBA — Semiannually	3.03% — Quarterly	38,428
		14,072,900	78,527		(43,109)	7/17/28	3 month USD-LIBOR-BBA — Quarterly	2.965% — Semiannually	(119,107)
		7,036,500	12,785		40,836	7/17/28	3 month USD-LIBOR-BBA — Semiannually	3.05% — Quarterly	26,553
		218,391,000	458,621	(E)	(230,752)	9/19/23	3 month USD-LIBOR-BBA — Semiannually	2.95% — Quarterly	227,870
		76,127,000	276,493	(E)	(272,627)	9/19/28	3 month USD-LIBOR-BBA — Quarterly	3.00% — Semiannually	(549,119)
		237,469,400	281,401	(E)	86,504	9/19/20	2.875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	367,906
		3,181,100	28,741	(E)	(33,985)	9/19/48	3 month USD-LIBOR-BBA — Quarterly	3.00% — Semiannually	(62,726)
		55,071,800	243,472	(E)	(47,199)	9/19/23	2.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	196,273
		193,168,000	1,541,867	(E)	240,353	9/19/28	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	(1,301,514)
		1,216,000	6,041		(16)	6/26/28	3 month USD-LIBOR-BBA — Semiannually	2.9715% — Quarterly	5,356
		3,025,700	14,799	(E)	(43)	8/7/28	3 month USD-LIBOR-BBA — Semiannually	2.976% — Quarterly	14,756
		3,133,600	14,841		(44)	7/27/28	3 month USD-LIBOR-BBA — Semiannually	2.975% — Quarterly	14,778
		544,200	2,340		(8)	7/27/28	3 month USD-LIBOR-BBA — Semiannually	2.98% — Quarterly	2,329
		4,403,000	14,468		(36)	6/27/23	3 month USD-LIBOR-BBA — Semiannually	2.9035% — Quarterly	12,363
		2,036,000	15,696		(27)	6/28/28	3 month USD-LIBOR-BBA — Semiannually	2.9398% — Quarterly	14,673
		1,273,000	13,113		(17)	7/2/28	3 month USD-LIBOR-BBA — Semiannually	2.91024% — Quarterly	12,591
		1,913,000	17,093		(25)	7/3/28	3 month USD-LIBOR-BBA — Semiannually	2.92594% — Quarterly	16,313
		2,230,700	20,525		(30)	7/3/28	3 month USD-LIBOR-BBA — Semiannually	2.92287% — Quarterly	19,621
		26,133,000	39,382		(99)	7/5/20	3 month USD-LIBOR-BBA — Semiannually	2.79594% — Quarterly	32,323
		11,734,000	50,808		(95)	7/5/23	3 month USD-LIBOR-BBA — Quarterly	2.8815% — Semiannually	(47,053)
		26,133,000	44,217		(99)	7/5/20	3 month USD-LIBOR-BBA — Semiannually	2.78606% — Quarterly	37,344
		11,734,000	56,640		(95)	7/5/23	3 month USD-LIBOR-BBA — Quarterly	2.87069% — Semiannually	(52,976)
		26,133,000	41,682		(99)	7/5/20	3 month USD-LIBOR-BBA — Semiannually	2.79125% — Quarterly	34,712
		11,734,000	52,392		(95)	7/5/23	3 month USD-LIBOR-BBA — Quarterly	2.87857% — Semiannually	(48,662)
		1,032,000	8,701		(14)	7/25/28	3 month USD-LIBOR-BBA — Semiannually	2.9325% — Quarterly	8,651
		2,615,000	23,480		(35)	7/16/28	3 month USD-LIBOR-BBA — Quarterly	2.92604% — Semiannually	(23,045)
		17,137,000	16,366		(65)	7/16/20	3 month USD-LIBOR-BBA — Semiannually	2.82768% — Quarterly	13,927
		2,615,000	24,539		(35)	7/16/28	3 month USD-LIBOR-BBA — Quarterly	2.92138% — Semiannually	(24,109)
		1,768,000	17,273		(23)	7/20/28	3 month USD-LIBOR-BBA — Quarterly	2.91727% — Semiannually	(17,104)
		1,768,000	16,815		(23)	7/20/28	3 month USD-LIBOR-BBA — Quarterly	2.92025% — Semiannually	(16,645)
		7,703,000	6,917		(29)	7/20/20	3 month USD-LIBOR-BBA — Quarterly	2.833% — Semiannually	(6,306)
		1,014,000	9,798		(13)	7/24/28	3 month USD-LIBOR-BBA — Quarterly	2.9185% — Semiannually	(9,764)
		1,022,000	909		(14)	7/25/28	3 month USD-LIBOR-BBA — Quarterly	3.019% — Semiannually	(872)
		14,981,000	6,397		(56)	7/25/20	3 month USD-LIBOR-BBA — Semiannually	2.858% — Quarterly	6,007
		932,500	2,242		(12)	7/25/28	3 month USD-LIBOR-BBA — Quarterly	3.00162% — Semiannually	(2,211)
		4,285,000	6,410		(57)	7/26/28	3 month USD-LIBOR-BBA — Semiannually	3.01211% — Quarterly	6,228
		11,129,000	5,720		(42)	7/26/20	3 month USD-LIBOR-BBA — Quarterly	2.85375% — Semiannually	(5,682)
		25,481,000	8,383		(96)	7/30/20	3 month USD-LIBOR-BBA — Quarterly	2.86417% — Semiannually	(9,763)
		2,564,000	3,269		(34)	7/30/28	3 month USD-LIBOR-BBA — Semiannually	3.0155% — Quarterly	3,354
	AUD	123,696,000	105,042	(E)	(185,903)	9/19/23	6 month AUD-BBR-BBSW — Semiannually	2.55% — Semiannually	(290,945)
	AUD	11,430,000	34,418	(E)	(60,579)	9/19/28	2.90% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(26,161)
	CAD	99,150,000	493,444	(E)	37,486	9/19/23	3 month CAD-BA-CDOR — Semiannually	2.50% — Semiannually	(455,958)
	CAD	24,354,000	263,750	(E)	(7,848)	9/19/28	2.60% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(271,598)
	CHF	44,572,000	46,636	(E)	(22,995)	9/19/23	0.05% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(69,631)
	CHF	57,175,000	65,655	(E)	(214,597)	9/19/28	6 month CHF-LIBOR-BBA — Semiannually	0.50% — Annually	(280,252)
	EUR	70,703,000	287,962	(E)	(93,920)	9/19/23	6 month EUR-EURIBOR-REUTERS — Annually	0.30% — Semiannually	194,042
	EUR	94,891,000	246,444	(E)	144,509	9/19/28	6 month EUR-EURIBOR-REUTERS — Semiannually	0.95% — Annually	(101,935)
	GBP	27,001,000	98,595	(E)	39,863	9/19/23	6 month GBP-LIBOR-BBA — Semiannually	1.35% — Semiannually	(58,731)
	GBP	38,063,000	442,742	(E)	(584,575)	9/19/28	6 month GBP-LIBOR-BBA — Semiannually	1.70% — Semiannually	(141,834)
	JPY	7,190,460,000	56,719		(531)	5/17/23	6 month JPY-LIBOR-BBA — Semiannually	0.134% — Semiannually	71,061
	JPY	3,608,250,000	12,747		(437)	5/17/28	0.333% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(34,169)
	JPY	7,144,800,000	9,904		(529)	5/31/23	6 month JPY-LIBOR-BBA — Semiannually	0.11375% — Semiannually	(786)
	JPY	3,585,500,000	92,960		(435)	5/31/28	0.30125% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	77,366
	NOK	305,515,000	264,476	(E)	31,751	9/19/28	6 month NOK-NIBOR-NIBR — Semiannually	2.20% — Annually	(232,726)
	NOK	319,016,000	324,740	(E)	(114,439)	9/19/23	6 month NOK-NIBOR-NIBR — Annually	1.80% — Semiannually	210,302
	NZD	66,662,000	227,411	(E)	48,542	9/19/23	3 month NZD-BBR-FRA — Semiannually	2.70% — Quarterly	(178,870)
	NZD	46,924,000	230,217	(E)	13,189	9/19/28	3 month NZD-BBR-FRA — Quarterly	3.15% — Semiannually	243,405
	SEK	421,200,000	159,131	(E)	(27,210)	9/19/23	3 month SEK-STIBOR-SIDE — Annually	0.50% — Quarterly	131,920
	SEK	241,268,000	151,627	(E)	(385)	9/19/28	3 month SEK-STIBOR-SIDE — Quarterly	1.20% — Annually	(152,012)

	Total				$(1,216,034)				$(2,125,436)

(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

	Swap counterparty/notional amount		Value	Upfront premium received (paid)	Term- ination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
		$731,052,947	$738,355,748	$—	6/13/19	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	$(5,141,312)
		731,046,930	737,795,387	—	6/13/19	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF14) of common stocks — Quarterly*	7,306,079

	Barclays Bank PLC
		495,311	493,499	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(1,360)
		57,712	54,746	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(2,325)
		187,049	186,365	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(514)
		8,371	8,022	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(255)
		3,083,959	3,072,681	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(8,469)
		965,411	962,390	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(1,943)
		3,079,689	3,070,053	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(6,197)
		285,654	284,760	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(575)
		1,096,466	1,090,622	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	3,985
		167,066	160,090	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(5,099)
		241,614	239,278	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	489
		2,299,513	2,294,812	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,670)
		16,547,582	16,511,405	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(14,442)
		18,344,588	18,277,043	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	33,680
		115,519,231	114,587,159	—	7/26/19	3 month USD-LIBOR-BBA plus 0.11% — Quarterly	Russell 1000 Total Return Index — Quarterly	947,810

	Citibank, N.A.
		1,040,795	1,038,520	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(908)
		499,963	498,870	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(436)
		2,684,309	2,587,361	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	HubSpot, Inc. — Monthly	99,944
		1,144,599	1,154,428	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ACI Worldwide, Inc. — Monthly	(8,551)
		8,523,061	8,462,301	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Kellogg Co. — Monthly	70,274
		5,539,420	5,484,644	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cerner Corp. — Monthly	60,959
		764,837	787,217	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Electronics for Imaging, Inc. — Monthly	(21,526)
		4,877,389	4,877,389	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Hanesbrands, Inc. — Monthly	5,444
		3,316,050	3,489,576	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ICON PLC — Monthly	(169,825)
		1,146,814	1,042,987	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Super Micro Computer, Inc. — Monthly	105,107
		3,635,510	3,738,723	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Mylan NV — Monthly	(99,155)
		1,787,026	1,663,150	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Paylocity Holding Corp. — Monthly	125,870
		5,980,728	7,263,844	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Quintiles IMS Holdings, Inc. — Monthly	(1,276,441)
		4,604,011	4,439,901	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Tesla, Inc. — Monthly	162,484
		3,019,204	3,164,550	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Paycom Software, Inc. — Monthly	(141,976)
		1,248,694	1,275,500	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cooper Tire & Rubber Co. — Monthly	(25,412)
		1,650,320	1,638,532	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Pegasystems, Inc. — Monthly	13,630
		3,078,728	3,369,631	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Triumph Group, Inc. — Monthly	(287,466)
		3,015,826	2,951,492	—	7/5/22	1 month USD-LIBOR-BBA minus 12.05% — Monthly	Ubiquiti Networks, Inc. — Monthly	32,730
		3,307,533	3,208,394	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	PTC, Inc. — Monthly	102,830
		5,239,801	5,233,002	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Varian Medical Systems, Inc. — Monthly	12,648
		2,900,962	2,655,541	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Dycom Industries, Inc. — Monthly	248,659
		1,167,943	1,043,791	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Diebold Nixdorf, Inc. — Monthly	124,411
		1,023,712	923,207	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Under Armour, Inc. Class C — Monthly	101,027
		2,291,073	2,357,327	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Inogen, Inc. — Monthly	(63,696)
		1,822,267	1,825,188	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Pinnacle Financial Partners, Inc. — Monthly	(887)
		3,634,218	4,107,333	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	FLIR Systems, Inc. — Monthly	(469,058)
		916,959	926,887	—	7/5/22	1 month USD-LIBOR-BBA minus 1.25% — Monthly	Ebix, Inc. — Monthly	(8,905)
		1,924,412	1,833,886	—	7/5/22	1 month USD-LIBOR-BBA minus 1.85% — Monthly	B&G Foods, Inc. — Monthly	83,884
		33,323,824	33,454,205	—	9/20/18	3 month USD-LIBOR-BBA plus 0.30% — Quarterly	MSCI Emerging Markets TR Net USD — Quarterly	(32,932)
		4,792,577	4,960,168	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Snap-on, Inc. — Monthly	(162,242)
		2,885,872	3,183,140	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	West Pharmaceutical Services — Monthly	(298,110)
		1,359,880	1,552,963	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Aerojet Rocketdyne Holdings, Inc. — Monthly	(191,565)
		227,051,910	237,824,068	—	11/27/18	3 month USD-LIBOR-BBA plus 0.35% — Quarterly	Russell 1000 Total Return Index — Quarterly	(9,728,340)
		1,397,655	1,388,579	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Allscripts Healthcare Solutions, Inc. — Monthly	10,636
		1,224,884	1,180,299	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Sensient Technologies Corp. — Monthly	45,952
		2,339,917	2,498,740	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	LivaNova, PLC — Monthly	(156,212)
		2,340,143	2,444,059	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Edgewell Personal Care — Monthly	(101,302)
		3,030,486	3,022,477	—	7/5/22	1 month USD-LIBOR-BBA minus 0.65% — Monthly	Restoration Hardware Holdings, Inc. — Monthly	9,552
		1,138,424	1,047,294	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	MINDBODY, Inc. — Monthly	92,401
		74,199,496	75,067,049	—	3/19/19	3 month USD-LIBOR-BBA plus 0.20% — Quarterly	MSCI Daily TR Net Emerging Markets USD — Quarterly	(643,685)
		2,540,455	2,637,397	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Belden, Inc. — Monthly	(94,106)
		899,208	919,768	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Extreme Networks, Inc. — Monthly	(19,556)
		1,277,061	1,414,917	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Owens-Illinois, Inc. — Monthly	(136,431)
		3,435,687	3,251,415	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Coty, Inc. — Monthly	188,106
		940,583	1,028,892	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Knowles Corp. — Monthly	(87,259)
		740,905	801,525	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Omnicell, Inc. — Monthly	(59,793)
		818,099	826,607	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	GCP Applied Technologies Inc. — Monthly	(7,594)
		8,176,726	8,451,553	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Textron Inc — Monthly	(265,700)
		1,010,609	1,000,481	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	GTT Communications Inc — Monthly	11,256
		497,487	510,781	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Natus Medical, Inc. — Monthly	(12,739)
		688,373,612	695,025,369	—	11/27/18	(3 month USD-LIBOR-BBA plus 0.37%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	5,928,789
		1,667,306	1,595,416	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Prestige Brands Holdings, Inc. — Monthly	73,751
		2,470,818	2,651,659	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	PerkinElmer, Inc. — Monthly	(180,427)
		3,208,246	3,360,063	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Oshkosh Corp. — Monthly	(148,236)
		2,893,752	2,605,497	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	MasTec, Inc. — Monthly	291,486
		1,664,874	1,447,744	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Blackbaud Inc — Monthly	218,261
		935,378	923,570	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Kaman Corporation — Monthly	12,443
		2,523,507	2,622,983	—	7/5/22	1 month USD-LIBOR-BBA minus 0.75% — Monthly	Ambarella Inc — Monthly	(98,155)
		5,022,440	4,926,650	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ally Financial Inc — Monthly	71,587
		6,240,625	6,815,286	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	TechnipFMC PLC — Monthly	(573,147)

	Credit Suisse International
		720,149	718,574	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(628)
		149,510	149,088	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	833
		244,886	242,519	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(496)
		384,691	380,973	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(779)
		96,445	95,513	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(195)
		18,362	18,184	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(38)
		15,362	15,319	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	86
		1,147,718	1,137,499	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(916)
		286,434	283,883	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(228)
		737,095	737,095	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	5,561
		600,798	599,100	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,348)

	Goldman Sachs International
		212,735	203,851	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(6,493)
		164,120	157,266	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(5,009)
		480,900	456,186	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(19,373)
		292,347	280,138	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(8,922)
		475,658	474,618	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(415)
		950,388	946,889	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	1,745
		357,032	355,718	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	656
		1,013	961	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(41)
		186,374	176,796	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(7,508)
		1,301,898	1,297,104	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	2,390
		64,012	63,776	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	117
		170,663	170,034	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	313
		7,106	6,809	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(217)
		233,142	223,406	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(7,115)
		348,909	330,978	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(14,056)
		27,019	26,943	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	151
		13,283,657	13,315,257	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy — Monthly	29,441
		749,374	742,702	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(598)
		502,771	497,911	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,017
		588,690	552,161	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	32,460
		27,221,218	27,579,252	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility Carry US Excess Return Strategy — Monthly	355,085
		7,570,842	7,631,976	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility Carry US Excess Return Strategy — Monthly	60,313
		13,971,353	14,236,510	—	12/12/18	1 month USD-LIBOR-BBA plus 0.46% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	(249,437)
		13,125,524	13,156,747	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy — Monthly	28,598
		4,586,527	4,623,563	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility Carry US Excess Return Strategy — Monthly	36,424
		74,652,147	74,941,040	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy — Monthly	273,963
		13,965,088	14,148,767	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility Carry US Series 69 Excess Return Strategy — Monthly	181,818
		484,147,565	492,133,047	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.44%) — Monthly	A basket (GSCBPUR1) of common stocks — Monthly*	7,646,176
		60,950,396	60,029,527	—	12/15/20	(0.20%) — Monthly	Goldman Sachs Cross Asset Trend Series 7 Excess Return Strategy — Monthly	(926,286)
		506,084,226	515,953,079	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	9,649,064
		481,603,450	486,486,465	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(4,696,900)
		521,201,089	531,718,865	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.45%) — Monthly	A basket (GSGLPW2L) of common stocks — Monthly*	10,065,194
		522,368,480	534,584,638	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPW2S) of common stocks — Monthly*	(12,288,481)

	JPMorgan Chase Bank N.A.
		172,825	172,336	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	963
		42,336	42,217	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	236
		193,745	193,197	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,080
		63,989,032	66,186,081	—	3/25/19	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	Energy Select Sector SPDR — Monthly	2,167,640
		477,475,342	487,811,529	—	4/8/19	1 month USD-LIBOR-BBA minus 0.50% — Monthly	A basket (JPCMPTSH) of common stocks — Monthly*	(10,148,850)

	JPMorgan Securities LLC
		292,632	290,226	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(33)
		162,325	162,325	—	1/12/45	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,225)
		292,632	290,226	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	33
		584,754	579,547	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	467
		1,598,772	1,584,537	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,276

	UBS AG
		206,180,844	210,100,141	—	8/21/18	1 month USD-LIBOR-BBA plus 0.25% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	(3,779,547)
		1,994,521	2,032,435	—	8/21/18	1 month USD-LIBOR-BBA plus 0.25% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	(37,139)

	Upfront premium received			—		Unrealized appreciation		47,139,264

	Upfront premium (paid)			—		Unrealized (depreciation)		(52,960,207)

			Total	$—			Total	$(5,820,943)

*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF14) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Alphabet, Inc. Class A	Information Technology	26,052	$31,971,931	4.33%
JPMorgan Chase & Co.	Financials	192,883	22,171,896	3.01%
Citigroup, Inc.	Financials	232,173	16,690,912	2.26%
Boeing Co. (The)	Industrials	44,801	15,962,754	2.16%
Verizon Communications, Inc.	Telecommunication Services	308,876	15,950,368	2.16%
Cisco Systems, Inc.	Information Technology	356,916	15,093,964	2.05%
Apple, Inc.	Information Technology	79,247	15,079,901	2.04%
Home Depot, Inc. (The)	Consumer Discretionary	74,075	14,631,343	1.98%
NVIDIA Corp.	Information Technology	58,428	14,306,793	1.94%
Amazon.com, Inc.	Consumer Discretionary	6,718	11,941,386	1.62%
Microsoft Corp.	Information Technology	105,051	11,143,840	1.51%
PepsiCo, Inc.	Consumer Staples	92,213	10,604,458	1.44%
Oracle Corp.	Information Technology	211,167	10,068,465	1.36%
Valero Energy Corp.	Energy	85,008	10,060,641	1.36%
Johnson & Johnson	Health Care	68,041	9,016,797	1.22%
Facebook, Inc. Class A	Information Technology	50,835	8,773,022	1.19%
Coca-Cola Co. (The)	Consumer Staples	182,485	8,509,294	1.15%
ConocoPhillips	Energy	105,935	7,645,363	1.04%
Anthem, Inc.	Health Care	28,990	7,334,591	0.99%
Occidental Petroleum Corp.	Energy	84,980	7,132,338	0.97%
Walt Disney Co. (The)	Consumer Discretionary	62,440	7,090,694	0.96%
Merck & Co., Inc.	Health Care	104,535	6,885,745	0.93%
Eli Lilly & Co.	Health Care	66,508	6,571,665	0.89%
Bristol-Myers Squibb Co.	Health Care	106,121	6,234,594	0.85%
Morgan Stanley	Financials	123,006	6,219,198	0.84%
Intuit, Inc.	Information Technology	30,156	6,159,001	0.83%
Amgen, Inc.	Health Care	31,328	6,157,586	0.83%
Honeywell International, Inc.	Industrials	37,600	6,002,886	0.81%
Northrop Grumman Corp.	Industrials	19,925	5,987,146	0.81%
IBM Corp.	Information Technology	40,955	5,935,632	0.80%
Halliburton Co.	Energy	134,610	5,710,162	0.77%
Mondelez International, Inc. Class A	Consumer Staples	131,024	5,683,812	0.77%
Delta Air Lines, Inc.	Industrials	101,365	5,516,294	0.75%
Walgreens Boots Alliance, Inc.	Consumer Staples	76,570	5,177,656	0.70%
Ford Motor Co.	Consumer Discretionary	474,676	4,765,749	0.65%
Humana, Inc.	Health Care	15,056	4,730,175	0.64%
Cigna Corp.	Health Care	26,298	4,718,391	0.64%
E*Trade Financial Corp.	Financials	78,341	4,685,581	0.64%
Ross Stores, Inc.	Consumer Discretionary	53,051	4,638,246	0.63%
Sysco Corp.	Consumer Staples	67,245	4,519,550	0.61%
Lockheed Martin Corp.	Industrials	13,757	4,486,156	0.61%
NetApp, Inc.	Information Technology	57,142	4,429,633	0.60%
Williams Cos., Inc. (The)	Energy	147,787	4,396,674	0.60%
Cognizant Technology Solutions Corp. Class A	Information Technology	53,265	4,341,076	0.59%
Regions Financial Corp.	Financials	228,902	4,259,864	0.58%
Prudential Financial, Inc.	Financials	42,108	4,249,103	0.58%
U.S. Bancorp	Financials	79,684	4,224,059	0.57%
Automatic Data Processing, Inc.	Information Technology	30,577	4,127,588	0.56%
Kinder Morgan, Inc.	Energy	230,514	4,098,539	0.56%
Tiffany & Co.	Consumer Discretionary	29,593	4,070,819	0.55%

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

JPMorgan Chase & Co.	Financials	175,148	$20,133,275	2.90%
Alphabet, Inc. Class A	Information Technology	14,828	18,196,969	2.62%
Apple, Inc.	Information Technology	77,093	14,670,042	2.11%
Intuit, Inc.	Information Technology	68,475	13,985,289	2.01%
Humana, Inc.	Health Care	41,115	12,917,371	1.86%
Texas Instruments, Inc.	Information Technology	115,448	12,851,674	1.85%
McDonald's Corp.	Consumer Discretionary	80,039	12,609,319	1.81%
Occidental Petroleum Corp.	Energy	149,747	12,568,296	1.81%
American Express Co.	Financials	125,745	12,514,147	1.80%
Danaher Corp.	Health Care	119,745	12,283,477	1.77%
Raytheon Co.	Industrials	60,669	12,014,350	1.73%
Cognizant Technology Solutions Corp. Class A	Information Technology	147,173	11,994,563	1.73%
TJX Cos., Inc. (The)	Consumer Discretionary	119,629	11,635,100	1.67%
PNC Financial Services Group, Inc. (The)	Financials	79,804	11,557,961	1.66%
Pfizer, Inc.	Health Care	285,051	11,382,105	1.64%
Northrop Grumman Corp.	Industrials	37,196	11,176,916	1.61%
Exxon Mobil Corp.	Energy	136,063	11,090,504	1.60%
Constellation Brands, Inc. Class A	Consumer Staples	52,040	10,940,387	1.57%
Lowe's Cos., Inc.	Consumer Discretionary	106,558	10,585,446	1.52%
Honeywell International, Inc.	Industrials	65,766	10,499,533	1.51%
American Electric Power Co., Inc.	Utilities	145,218	10,330,833	1.49%
eBay, Inc.	Information Technology	297,436	9,949,229	1.43%
Kimberly-Clark Corp.	Consumer Staples	80,546	9,171,019	1.32%
Norfolk Southern Corp.	Industrials	53,308	9,009,124	1.30%
Johnson & Johnson	Health Care	67,621	8,961,158	1.29%
Microsoft Corp.	Information Technology	81,281	8,622,327	1.24%
Baxter International, Inc.	Health Care	118,989	8,620,752	1.24%
Marathon Petroleum Corp.	Energy	102,383	8,275,620	1.19%
Walt Disney Co. (The)	Consumer Discretionary	71,198	8,085,252	1.16%
Duke Energy Corp.	Utilities	98,145	8,010,617	1.15%
Allstate Corp. (The)	Financials	81,114	7,715,528	1.11%
NetApp, Inc.	Information Technology	97,322	7,544,426	1.09%
F5 Networks, Inc.	Information Technology	43,382	7,434,868	1.07%
Fidelity National Information Services, Inc.	Information Technology	69,696	7,187,777	1.03%
HP, Inc.	Information Technology	307,828	7,104,669	1.02%
Verizon Communications, Inc.	Telecommunication Services	135,410	6,992,578	1.01%
Facebook, Inc. Class A	Information Technology	39,283	6,779,384	0.98%
Sysco Corp.	Consumer Staples	98,424	6,615,095	0.95%
General Dynamics Corp.	Industrials	32,871	6,566,341	0.94%
Harris Corp.	Industrials	37,423	6,172,915	0.89%
Ross Stores, Inc.	Consumer Discretionary	69,597	6,084,889	0.88%
Valero Energy Corp.	Energy	51,144	6,052,890	0.87%
Red Hat, Inc.	Information Technology	42,605	6,017,100	0.87%
Kinder Morgan, Inc.	Energy	332,972	5,920,243	0.85%
Waste Management, Inc.	Industrials	64,180	5,776,167	0.83%
Applied Materials, Inc.	Information Technology	117,421	5,710,185	0.82%
Merck & Co., Inc.	Health Care	86,219	5,679,217	0.82%
UnitedHealth Group, Inc.	Health Care	21,411	5,421,773	0.78%
Fiserv, Inc.	Information Technology	70,122	5,292,804	0.76%
Exelon Corp.	Utilities	124,206	5,278,737	0.76%

A BASKET (GSCBPUR1) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Becton Dickinson and Co.	Health Care	42,991	$10,763,750	2.19%
SunTrust Banks, Inc.	Financials	139,801	10,075,446	2.05%
Danaher Corp.	Health Care	95,062	9,751,447	1.98%
Bank of America Corp.	Financials	311,527	9,619,965	1.95%
Boston Scientific Corp.	Health Care	273,407	9,189,211	1.87%
Kraft Heinz Co. (The)	Consumer Staples	151,887	9,151,196	1.86%
BlackRock, Inc.	Financials	17,700	8,898,799	1.81%
Visa, Inc. Class A	Information Technology	61,734	8,441,469	1.72%
PepsiCo, Inc.	Consumer Staples	72,461	8,333,045	1.69%
Intuitive Surgical, Inc.	Health Care	16,238	8,252,047	1.68%
Invesco, Ltd.	Financials	299,707	8,089,082	1.64%
Honeywell International, Inc.	Industrials	50,289	8,028,570	1.63%
Raytheon Co.	Industrials	33,726	6,678,838	1.36%
Molson Coors Brewing Co. Class B	Consumer Staples	97,891	6,558,694	1.33%
Amazon.com, Inc.	Consumer Discretionary	3,676	6,534,435	1.33%
McCormick & Co., Inc. (non-voting shares)	Consumer Staples	53,725	6,314,855	1.28%
Jazz Pharmaceuticals PLC	Health Care	35,840	6,203,222	1.26%
Intercontinental Exchange, Inc.	Financials	82,251	6,079,170	1.24%
Bio-Rad Laboratories, Inc. Class A	Health Care	19,336	5,929,326	1.20%
Fortive Corp.	Industrials	70,843	5,814,755	1.18%
Roper Technologies, Inc.	Industrials	17,135	5,173,156	1.05%
Alphabet, Inc. Class C	Information Technology	3,889	4,734,526	0.96%
O'Reilly Automotive, Inc.	Consumer Discretionary	14,797	4,527,770	0.92%
DowDuPont, Inc.	Materials	63,172	4,344,344	0.88%
Costco Wholesale Corp.	Consumer Staples	19,840	4,339,261	0.88%
NRG Energy, Inc.	Utilities	135,559	4,293,159	0.87%
Assured Guaranty, Ltd.	Financials	109,840	4,274,964	0.87%
KKR & Co., Inc.	Financials	155,563	4,259,304	0.87%
Vertex Pharmaceuticals, Inc.	Health Care	23,694	4,147,604	0.84%
TJX Cos., Inc. (The)	Consumer Discretionary	42,072	4,091,951	0.83%
Dentsply Sirona, Inc.	Health Care	83,376	4,011,230	0.82%
Northrop Grumman Corp.	Industrials	13,239	3,978,129	0.81%
Pinnacle Foods, Inc.	Consumer Staples	58,732	3,900,984	0.79%
Burlington Stores, Inc.	Consumer Discretionary	25,345	3,872,905	0.79%
Fortune Brands Home & Security, Inc.	Industrials	63,878	3,704,923	0.75%
Norfolk Southern Corp.	Industrials	21,248	3,590,938	0.73%
American Financial Group, Inc.	Financials	31,025	3,496,162	0.71%
Ares Capital Corp.	Financials	199,537	3,362,200	0.68%
Mastercard, Inc. Class A	Information Technology	16,682	3,302,966	0.67%
AMETEK, Inc.	Industrials	41,190	3,204,575	0.65%
ON Semiconductor Corp.	Information Technology	139,547	3,077,012	0.63%
Kimberly-Clark Corp.	Consumer Staples	26,752	3,045,948	0.62%
Investors Bancorp, Inc.	Financials	241,525	3,023,894	0.61%
Arthur J. Gallagher & Co.	Financials	41,380	2,952,495	0.60%
Agilent Technologies, Inc.	Health Care	44,640	2,948,011	0.60%
Texas Instruments, Inc.	Information Technology	25,814	2,873,601	0.58%
Hartford Financial Services Group, Inc. (The)	Financials	53,268	2,807,242	0.57%
Chevron Corp.	Energy	21,863	2,760,701	0.56%
Sherwin-Williams Co. (The)	Materials	6,163	2,716,385	0.55%
Suncor Energy, Inc. (Canada)	Energy	63,400	2,671,680	0.54%

A BASKET (GSGLPWDL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

CA, Inc.	Information Technology	101,299	$4,478,439	0.87%
Amgen, Inc.	Health Care	20,737	4,075,905	0.79%
Amphenol Corp. Class A	Information Technology	40,676	3,803,658	0.74%
Exelon Corp.	Utilities	88,880	3,777,385	0.73%
Citrix Systems, Inc.	Information Technology	33,671	3,702,792	0.72%
Valero Energy Corp.	Energy	30,836	3,649,406	0.71%
NextEra Energy, Inc.	Utilities	21,595	3,617,978	0.70%
Toronto-Dominion Bank (Canada)	Financials	60,958	3,616,185	0.70%
Repsol SA (Spain)	Energy	182,054	3,613,714	0.70%
Bank of Montreal (Canada)	Financials	45,461	3,603,375	0.70%
Canadian Imperial Bank of Commerce (Canada)	Financials	39,428	3,598,363	0.70%
Swiss Life Holding AG (Switzerland)	Financials	9,998	3,591,693	0.70%
Eni SpA (Italy)	Energy	185,683	3,574,804	0.69%
National Bank of Canada (Canada)	Financials	72,703	3,564,053	0.69%
Royal Bank of Canada (Canada)	Financials	45,483	3,550,605	0.69%
Pfizer, Inc.	Health Care	88,429	3,530,990	0.68%
Allianz SE (Germany)	Financials	15,957	3,529,199	0.68%
Honeywell International, Inc.	Industrials	21,755	3,473,117	0.67%
Manulife Financial Corp. (Canada)	Financials	184,859	3,433,286	0.67%
Sun Life Financial, Inc. (Canada)	Financials	83,223	3,403,528	0.66%
Bank of Nova Scotia (The) (Canada)	Financials	57,080	3,382,614	0.66%
Phillips 66	Energy	27,376	3,376,606	0.65%
AGNC Investment Corp. (R)	Financials	173,230	3,372,781	0.65%
Avery Dennison Corp.	Materials	28,891	3,313,171	0.64%
Ageas (Belgium)	Financials	60,446	3,240,809	0.63%
Rio Tinto PLC (United Kingdom)	Materials	58,184	3,204,841	0.62%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	14,198	3,150,273	0.61%
Chevron Corp.	Energy	24,599	3,106,164	0.60%
Royal Dutch Shell PLC Class A (United Kingdom)	Energy	88,814	3,048,394	0.59%
NN Group NV (Netherlands)	Financials	68,342	3,022,409	0.59%
UGI Corp.	Utilities	55,893	2,970,150	0.58%
Danaher Corp.	Health Care	28,617	2,935,521	0.57%
NTT DoCoMo, Inc. (Japan)	Telecommunication Services	114,182	2,933,812	0.57%
AMETEK, Inc.	Industrials	37,702	2,933,206	0.57%
Robert Half International, Inc.	Industrials	38,464	2,914,038	0.56%
Procter & Gamble Co. (The)	Consumer Staples	34,933	2,825,342	0.55%
Eaton Corp. PLC	Industrials	33,613	2,795,625	0.54%
TOTAL SA (France)	Energy	42,623	2,784,123	0.54%
Cheung Kong Property Holdings, Ltd. (Hong Kong)	Real Estate	362,485	2,773,227	0.54%
Waste Management, Inc.	Industrials	30,762	2,768,596	0.54%
WEC Energy Group, Inc.	Utilities	41,583	2,759,876	0.53%
Church & Dwight Co., Inc.	Consumer Staples	47,770	2,670,323	0.52%
ANSYS, Inc.	Information Technology	15,757	2,661,000	0.52%
Walt Disney Co. (The)	Consumer Discretionary	23,015	2,613,570	0.51%
Persimmon PLC (United Kingdom)	Consumer Discretionary	79,867	2,601,864	0.50%
CGI Group, Inc. Class A (Canada)	Information Technology	40,243	2,597,996	0.50%
Enagas SA (Spain)	Energy	92,184	2,578,453	0.50%
Sanofi (France)	Health Care	29,218	2,540,927	0.49%
Sun Hung Kai Properties, Ltd. (Hong Kong)	Real Estate	160,540	2,515,775	0.49%
Swisscom AG (Switzerland)	Telecommunication Services	5,246	2,465,179	0.48%

A BASKET (GSGLPWDS) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Anheuser-Busch InBev SA/NV (Belgium)	Consumer Staples	35,780	$3,622,916	0.74%
Novartis AG (Switzerland)	Health Care	42,618	3,582,804	0.74%
Vornado Realty Trust (R)	Real Estate	49,734	3,576,855	0.74%
Nestle SA (Switzerland)	Consumer Staples	43,607	3,554,109	0.73%
U.S. Bancorp	Financials	65,504	3,472,381	0.71%
Danone SA (France)	Consumer Staples	43,983	3,456,709	0.71%
JPMorgan Chase & Co.	Financials	28,705	3,299,595	0.68%
Cincinnati Financial Corp.	Financials	43,401	3,282,433	0.67%
AstraZeneca PLC (United Kingdom)	Health Care	42,043	3,236,524	0.67%
Nordea Bank AB (Sweden)	Financials	303,459	3,227,531	0.66%
Huntington Bancshares, Inc.	Financials	207,267	3,200,209	0.66%
Telefonica SA (Spain)	Telecommunication Services	354,327	3,186,633	0.66%
Brookfield Asset Management, Inc. (Canada)	Financials	73,829	3,115,271	0.64%
Mitsubishi Estate Co., Ltd. (Japan)	Real Estate	178,220	3,092,134	0.64%
Svenska Handelsbanken AB (Sweden)	Financials	242,407	2,995,299	0.62%
Prudential PLC (United Kingdom)	Financials	126,368	2,993,846	0.62%
Unilever NV ADR (Netherlands)	Consumer Staples	51,855	2,985,776	0.61%
Melrose Industries PLC (United Kingdom)	Industrials	1,035,484	2,934,349	0.60%
DowDuPont, Inc.	Materials	41,260	2,837,437	0.58%
Daimler AG (Registered Shares) (Germany)	Consumer Discretionary	40,182	2,779,279	0.57%
LafargeHolcim, Ltd. (Switzerland)	Materials	52,517	2,685,902	0.55%
Willis Towers Watson PLC	Financials	16,396	2,613,865	0.54%
Camden Property Trust (R)	Real Estate	28,140	2,605,484	0.54%
Boston Properties, Inc. (R)	Real Estate	20,668	2,594,461	0.53%
Kraft Heinz Co. (The)	Consumer Staples	42,568	2,564,702	0.53%
Ferrovial SA (Spain)	Industrials	122,865	2,540,114	0.52%
Johnson Controls International PLC	Industrials	67,588	2,535,218	0.52%
ABB, Ltd. (Switzerland)	Industrials	109,213	2,504,890	0.51%
Southern Co. (The)	Utilities	51,328	2,494,529	0.51%
TransCanada Corp. (Canada)	Energy	55,268	2,485,881	0.51%
SoftBank Corp. (Japan)	Telecommunication Services	29,728	2,461,903	0.51%
Akzo Nobel NV (Netherlands)	Materials	26,545	2,455,334	0.50%
salesforce.com, Inc.	Information Technology	17,846	2,447,541	0.50%
Microsoft Corp.	Information Technology	23,063	2,446,536	0.50%
Aeon Co., Ltd. (Japan)	Consumer Staples	118,493	2,401,871	0.49%
Corning, Inc.	Information Technology	72,213	2,396,015	0.49%
AvalonBay Communities, Inc. (R)	Real Estate	13,389	2,367,799	0.49%
Invitation Homes, Inc. (R)	Real Estate	101,563	2,347,126	0.48%
Reckitt Benckiser Group PLC (United Kingdom)	Consumer Staples	25,632	2,286,770	0.47%
BlackRock, Inc.	Financials	4,503	2,264,127	0.47%
Continental AG (Germany)	Consumer Discretionary	9,810	2,259,953	0.46%
NiSource, Inc.	Utilities	86,301	2,259,370	0.46%
American Tower Corp. (R)	Real Estate	15,229	2,257,511	0.46%
Chubb, Ltd.	Financials	16,101	2,249,643	0.46%
Berkshire Hathaway, Inc. Class B	Financials	11,351	2,246,021	0.46%
CNH Industrial NV (United Kingdom)	Industrials	190,314	2,233,222	0.46%
Simon Property Group, Inc. (R)	Real Estate	12,609	2,221,876	0.46%
Deere & Co.	Industrials	15,296	2,214,730	0.46%
Olympus Corp. (Japan)	Health Care	54,508	2,205,866	0.45%
Sumitomo Realty & Development Co., Ltd. (Japan)	Real Estate	60,193	2,200,694	0.45%

A BASKET (GSGLPW2L) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Peugeot SA (France)	Consumer Discretionary	225,035	$6,479,870	1.22%
Roche Holding AG (Switzerland)	Health Care	25,814	6,337,372	1.19%
Eni SpA (Italy)	Energy	300,298	5,784,860	1.09%
Covestro AG (Germany)	Materials	59,690	5,733,916	1.08%
Sandvik AB (Sweden)	Industrials	305,463	5,591,919	1.05%
Aena SME SA (Spain)	Industrials	29,196	5,308,640	1.00%
Central Japan Railway Co. (Japan)	Industrials	25,559	5,307,421	1.00%
Swedbank AB Class A (Sweden)	Financials	223,937	5,306,247	1.00%
ABB, Ltd. (Switzerland)	Industrials	229,739	5,270,083	0.99%
Aviva PLC (United Kingdom)	Financials	802,029	5,260,307	0.99%
Legal & General Group PLC (United Kingdom)	Financials	1,506,306	5,190,683	0.98%
BASF SE (Germany)	Materials	53,772	5,169,147	0.97%
Rio Tinto PLC (United Kingdom)	Materials	92,664	5,100,924	0.96%
Hitachi, Ltd. (Japan)	Information Technology	726,719	5,054,702	0.95%
Equinor ASA (Norway)	Energy	189,500	5,037,961	0.95%
Allianz SE (Germany)	Financials	22,464	4,971,338	0.93%
TOTAL SA (France)	Energy	75,458	4,931,863	0.93%
Woolworths Group, Ltd. (Australia)	Consumer Staples	219,788	4,916,417	0.92%
ORIX Corp. (Japan)	Financials	290,678	4,700,075	0.88%
Swisscom AG (Switzerland)	Telecommunication Services	9,702	4,559,797	0.86%
Daiwa Securities Group, Inc. (Japan)	Financials	781,207	4,541,802	0.85%
Taisei Corp. (Japan)	Industrials	79,812	4,427,685	0.83%
Cheung Kong Property Holdings, Ltd. (Hong Kong)	Real Estate	548,829	4,199,889	0.79%
Marubeni Corp. (Japan)	Industrials	548,801	4,171,161	0.78%
Partners Group Holding AG (Switzerland)	Financials	5,398	4,103,372	0.77%
SKF AB Class B (Sweden)	Industrials	195,883	4,030,674	0.76%
Boliden AB (Sweden)	Materials	132,122	3,939,657	0.74%
Koninklijke Ahold Delhaize NV (Netherlands)	Consumer Staples	154,356	3,929,055	0.74%
Aegon NV (Netherlands)	Financials	593,856	3,920,295	0.74%
Asahi Kasei Corp. (Japan)	Materials	291,544	3,881,955	0.73%
Shionogi & Co., Ltd. (Japan)	Health Care	71,218	3,865,624	0.73%
Endesa SA (Spain)	Utilities	165,139	3,821,911	0.72%
Astellas Pharma, Inc. (Japan)	Health Care	234,780	3,811,979	0.72%
West Japan Railway Co. (Japan)	Industrials	54,468	3,795,372	0.71%
Persimmon PLC (United Kingdom)	Consumer Discretionary	116,091	3,779,651	0.71%
Compagnie Generale des Etablissements Michelin SCA (France)	Consumer Discretionary	28,527	3,674,887	0.69%
Pearson PLC (United Kingdom)	Consumer Discretionary	302,379	3,667,384	0.69%
ACS Actividades de Construccion y Servicios SA (Spain)	Industrials	83,246	3,654,531	0.69%
Volvo AB (Sweden)	Industrials	208,023	3,649,521	0.69%
Nomura Holdings, Inc. (Japan)	Financials	770,713	3,638,752	0.68%
Hermes International (France)	Consumer Discretionary	5,714	3,621,050	0.68%
Resona Holdings, Inc. (Japan)	Financials	635,547	3,610,364	0.68%
Fresenius Medical Care AG & Co., KGaA (Germany)	Health Care	36,498	3,567,529	0.67%
ArcelorMittal SA (France)	Materials	109,645	3,529,912	0.66%
ABN AMRO Group NV GDR (Netherlands)	Financials	126,612	3,510,985	0.66%
KDDI Corp. (Japan)	Telecommunication Services	126,039	3,505,093	0.66%
Taylor Wimpey PLC (United Kingdom)	Consumer Discretionary	1,520,414	3,489,209	0.66%
Sanofi (France)	Health Care	39,441	3,432,001	0.65%
Lloyds Banking Group PLC (United Kingdom)	Financials	4,177,520	3,418,337	0.64%
Amadeus IT Holding SA Class A (Spain)	Information Technology	39,786	3,398,229	0.64%

A BASKET (GSGLPW2S) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

AstraZeneca PLC (United Kingdom)	Health Care	76,566	$5,890,555	1.10%
UBS Group AG (Switzerland)	Financials	346,329	5,707,435	1.07%
Akzo Nobel NV (Netherlands)	Materials	60,972	5,643,000	1.06%
Credit Suisse Group AG (Switzerland)	Financials	348,899	5,628,205	1.05%
Telefonica SA (Spain)	Telecommunication Services	625,090	5,625,095	1.05%
Nordea Bank AB (Sweden)	Financials	524,056	5,577,816	1.04%
Investor AB Class B (Sweden)	Financials	127,258	5,552,887	1.04%
Air Liquide SA (France)	Materials	42,156	5,401,024	1.01%
Singapore Telecommunications, Ltd. (Singapore)	Telecommunication Services	2,276,494	5,368,063	1.00%
HSBC Holdings PLC (United Kingdom)	Financials	559,932	5,365,456	1.00%
Givaudan SA (Switzerland)	Materials	2,183	5,121,560	0.96%
Melrose Industries PLC (United Kingdom)	Industrials	1,712,511	4,849,948	0.91%
Nippon Steel & Sumitomo Metal Corp. (Japan)	Materials	239,628	4,759,808	0.89%
Svenska Handelsbanken AB (Sweden)	Financials	363,003	4,488,706	0.84%
Danone SA (France)	Consumer Staples	56,966	4,479,715	0.84%
Assicurazioni Generali SpA (Italy)	Financials	249,630	4,439,608	0.83%
Royal Dutch Shell PLC Class A (United Kingdom)	Energy	126,063	4,324,252	0.81%
Royal Bank of Scotland Group PLC (United Kingdom)	Financials	1,275,781	4,274,133	0.80%
Galenica AG (Switzerland)	Health Care	22,445	4,255,511	0.80%
ASML Holding NV (Netherlands)	Information Technology	18,615	3,996,677	0.75%
Samsung Engineering Co., Ltd. (South Korea)	Industrials	257,136	3,907,667	0.73%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer Staples	38,318	3,882,211	0.73%
Credit Agricole SA (France)	Financials	275,639	3,874,973	0.72%
QBE Insurance Group, Ltd. (Australia)	Financials	516,088	3,874,968	0.72%
Siemens AG (Germany)	Industrials	26,969	3,810,590	0.71%
Transurban Group (Units) (Australia)	Industrials	433,452	3,770,073	0.71%
Nissan Motor Co., Ltd. (Japan)	Consumer Discretionary	399,305	3,765,106	0.70%
Aeon Co., Ltd. (Japan)	Consumer Staples	182,576	3,696,696	0.69%
LafargeHolcim, Ltd. (Switzerland)	Materials	72,174	3,691,827	0.69%
Iberdrola SA (Spain)	Utilities	465,196	3,619,608	0.68%
Solvay SA (Belgium)	Materials	26,349	3,614,811	0.68%
Vivendi SA (France)	Consumer Discretionary	137,011	3,558,887	0.67%
Essilor International CIE Generale D'Optique SA (France)	Health Care	23,929	3,533,292	0.66%
Compagnie Financiere Richemont SA (Switzerland)	Consumer Discretionary	40,157	3,528,938	0.66%
Prudential PLC (United Kingdom)	Financials	148,697	3,520,702	0.66%
Toray Industries, Inc. (Japan)	Materials	453,923	3,511,274	0.66%
RSA Insurance Group PLC (United Kingdom)	Financials	414,929	3,506,275	0.66%
Deutsche Wohnen AG (Germany)	Real Estate	71,008	3,461,232	0.65%
SAP AG (Germany)	Information Technology	29,559	3,453,388	0.65%
Ferrovial SA (Spain)	Industrials	165,994	3,433,824	0.64%
Standard Chartered PLC (United Kingdom)	Financials	379,628	3,426,084	0.64%
Mitsubishi Estate Co., Ltd. (Japan)	Real Estate	195,968	3,396,268	0.64%
Unilever PLC (United Kingdom)	Consumer Staples	59,004	3,370,700	0.63%
Accor SA (France)	Consumer Discretionary	64,925	3,348,563	0.63%
Commonwealth Bank of Australia (Australia)	Financials	58,847	3,271,812	0.61%
Secom Co., Ltd. (Japan)	Industrials	42,326	3,225,303	0.60%
Hong Kong & China Gas Co., Ltd. (Hong Kong)	Utilities	1,575,330	3,216,044	0.60%
Yara International ASA (Norway)	Materials	72,747	3,213,530	0.60%
Alstom SA (France)	Industrials	71,427	3,207,545	0.60%
Denso Corp. (Japan)	Consumer Discretionary	65,187	3,205,196	0.60%

A BASKET (JPCMPTSH) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Medtronic PLC	Health Care	118,439	$10,686,711	2.19%
Thermo Fisher Scientific, Inc.	Health Care	44,804	10,507,948	2.15%
CME Group, Inc.	Financials	58,081	9,241,860	1.89%
3M Co.	Industrials	43,293	9,191,900	1.88%
Estee Lauder Cos., Inc. (The) Class A	Consumer Staples	61,469	8,294,635	1.70%
Netflix, Inc.	Consumer Discretionary	22,826	7,702,580	1.58%
U.S. Bancorp	Financials	137,851	7,307,503	1.50%
Abbott Laboratories	Health Care	106,942	7,009,011	1.44%
Hill-Rom Holdings, Inc.	Health Care	71,420	6,727,806	1.38%
Fiserv, Inc.	Information Technology	87,483	6,603,212	1.35%
T Rowe Price Group, Inc.	Financials	52,886	6,297,614	1.29%
Franklin Resources, Inc.	Financials	178,608	6,129,811	1.26%
Exxon Mobil Corp.	Energy	71,971	5,866,396	1.20%
General Electric Co.	Industrials	429,485	5,853,887	1.20%
Kohl's Corp.	Consumer Discretionary	72,599	5,362,875	1.10%
Target Corp.	Consumer Discretionary	66,396	5,356,831	1.10%
STERIS PLC (United Kingdom)	Health Care	46,441	5,316,097	1.09%
Kellogg Co.	Consumer Staples	72,436	5,145,121	1.05%
NVIDIA Corp.	Information Technology	20,515	5,023,182	1.03%
Xcel Energy, Inc.	Utilities	104,191	4,882,386	1.00%
WestRock Co.	Materials	83,669	4,851,108	0.99%
Stryker Corp.	Health Care	29,034	4,739,815	0.97%
Clorox Co. (The)	Consumer Staples	34,065	4,604,607	0.94%
Coca-Cola Co. (The)	Consumer Staples	96,548	4,502,048	0.92%
Travelers Cos., Inc. (The)	Financials	34,542	4,495,309	0.92%
Aflac, Inc.	Financials	94,521	4,398,995	0.90%
Advanced Micro Devices, Inc.	Information Technology	239,144	4,383,503	0.90%
WEC Energy Group, Inc.	Utilities	65,752	4,363,930	0.89%
Baker Hughes a GE Co.	Energy	120,154	4,154,913	0.85%
Lockheed Martin Corp.	Industrials	12,600	4,108,878	0.84%
PerkinElmer, Inc.	Health Care	50,245	3,978,431	0.82%
Duke Energy Corp.	Utilities	47,117	3,845,689	0.79%
Textron, Inc.	Industrials	55,589	3,795,062	0.78%
Commerce Bancshares, Inc./MO	Financials	55,555	3,711,075	0.76%
Progressive Corp. (The)	Financials	61,255	3,675,896	0.75%
Intel Corp.	Information Technology	75,149	3,614,673	0.74%
Dominion Energy, Inc.	Utilities	50,003	3,585,729	0.74%
Invitation Homes, Inc. (R)	Real Estate	154,873	3,579,117	0.73%
Seattle Genetics, Inc.	Health Care	50,225	3,535,846	0.72%
Consolidated Edison, Inc.	Utilities	44,565	3,517,512	0.72%
IBM Corp.	Information Technology	22,628	3,279,462	0.67%
Altria Group, Inc.	Consumer Staples	55,522	3,258,052	0.67%
United Parcel Service, Inc. Class B	Industrials	27,160	3,256,209	0.67%
Brown-Forman Corp. Class B	Consumer Staples	59,274	3,154,539	0.65%
IDEXX Laboratories, Inc.	Health Care	12,612	3,089,151	0.63%
FedEx Corp.	Industrials	12,378	3,043,384	0.62%
Home Depot, Inc. (The)	Consumer Discretionary	14,243	2,813,332	0.58%
Southern Co. (The)	Utilities	57,603	2,799,510	0.57%
Ecolab, Inc.	Materials	19,746	2,778,248	0.57%
Bank of New York Mellon Corp. (The)	Financials	51,194	2,737,347	0.56%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$4,580	$67,000	$7,383	5/11/63	300 bp — Monthly	$(2,765)
	CMBX NA BBB-.6 Index	BBB-/P	6,498	114,000	12,563	5/11/63	300 bp — Monthly	(5,998)
	CMBX NA BBB-.6 Index	BBB-/P	15,001	243,000	26,779	5/11/63	300 bp — Monthly	(11,635)

	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BBB-/P	26,163	236,000	26,007	5/11/63	300 bp — Monthly	294
	CMBX NA BBB-.7 Index	BBB-/P	8,583	1,527,000	100,171	1/17/47	300 bp — Monthly	(90,698)

	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	52,811	372,000	40,994	5/11/63	300 bp — Monthly	12,034
	CMBX NA BBB-.6 Index	BBB-/P	2,570	26,000	2,865	5/11/63	300 bp — Monthly	(280)
	CMBX NA BBB-.6 Index	BBB-/P	13,217	128,000	14,106	5/11/63	300 bp — Monthly	(814)
	CMBX NA BBB-.6 Index	BBB-/P	32,612	240,000	26,448	5/11/63	300 bp — Monthly	6,304
	CMBX NA BBB-.6 Index	BBB-/P	118,735	1,113,000	122,653	5/11/63	300 bp — Monthly	(3,268)
	CMBX NA BBB-.6 Index	BBB-/P	457,962	2,800,000	308,560	5/11/63	300 bp — Monthly	151,035
	CMBX NA BBB-.6 Index	BBB-/P	1,059,532	7,499,000	826,390	5/11/63	300 bp — Monthly	237,517

	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	71,861	627,000	69,095	5/11/63	300 bp — Monthly	3,132
	CMBX NA BBB-.6 Index	BBB-/P	72,306	684,000	75,377	5/11/63	300 bp — Monthly	(2,672)
	CMBX NA BBB-.6 Index	BBB-/P	116,901	1,019,000	112,294	5/11/63	300 bp — Monthly	5,201
	CMBX NA BBB-.6 Index	BBB-/P	205,534	1,623,000	178,855	5/11/63	300 bp — Monthly	27,627
	CMBX NA BBB-.6 Index	BBB-/P	327,391	3,010,000	331,702	5/11/63	300 bp — Monthly	(2,555)
	CMBX NA BBB-.6 Index	BBB-/P	721,671	4,500,000	495,900	5/11/63	300 bp — Monthly	228,396
	CMBX NA BBB-.6 Index	BBB-/P	1,456,026	9,100,000	1,002,820	5/11/63	300 bp — Monthly	458,515
	CMBX NA BBB-.6 Index	BBB-/P	1,772,105	16,574,000	1,826,455	5/11/63	300 bp — Monthly	(44,681)
	CMBX NA BBB-.7 Index	BBB-/P	41,182	521,000	34,178	1/17/47	300 bp — Monthly	7,308
	CMBX NA BBB-.7 Index	BBB-/P	753,562	10,195,000	668,792	1/17/47	300 bp — Monthly	90,717

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	1,578	31,000	353	5/11/63	200 bp — Monthly	1,236
	CMBX NA BBB-.6 Index	BBB-/P	12,819	162,000	17,852	5/11/63	300 bp — Monthly	(4,940)
	CMBX NA BBB-.6 Index	BBB-/P	14,345	170,000	18,734	5/11/63	300 bp — Monthly	(4,289)
	CMBX NA BBB-.6 Index	BBB-/P	15,423	178,000	19,616	5/11/63	300 bp — Monthly	(4,089)
	CMBX NA BBB-.6 Index	BBB-/P	21,266	252,000	27,770	5/11/63	300 bp — Monthly	(6,357)
	CMBX NA BBB-.6 Index	BBB-/P	32,134	292,000	32,178	5/11/63	300 bp — Monthly	126
	CMBX NA BBB-.6 Index	BBB-/P	22,005	323,000	35,595	5/11/63	300 bp — Monthly	(13,401)
	CMBX NA BBB-.6 Index	BBB-/P	43,866	508,000	55,982	5/11/63	300 bp — Monthly	(11,819)
	CMBX NA BBB-.6 Index	BBB-/P	72,333	521,000	57,414	5/11/63	300 bp — Monthly	15,223
	CMBX NA BBB-.6 Index	BBB-/P	54,650	727,000	80,115	5/11/63	300 bp — Monthly	(25,042)
	CMBX NA BBB-.6 Index	BBB-/P	43,204	871,000	95,984	5/11/63	300 bp — Monthly	(52,272)
	CMBX NA BBB-.6 Index	BBB-/P	113,818	1,020,000	112,404	5/11/63	300 bp — Monthly	2,009
	CMBX NA BBB-.6 Index	BBB-/P	113,818	1,020,000	112,404	5/11/63	300 bp — Monthly	2,009
	CMBX NA BBB-.6 Index	BBB-/P	90,667	1,094,000	120,559	5/11/63	300 bp — Monthly	(29,254)
	CMBX NA BBB-.6 Index	BBB-/P	123,458	1,108,000	122,102	5/11/63	300 bp — Monthly	2,003
	CMBX NA BBB-.6 Index	BBB-/P	67,079	1,286,000	141,717	5/11/63	300 bp — Monthly	(73,888)
	CMBX NA BBB-.6 Index	BBB-/P	217,829	2,012,000	221,722	5/11/63	300 bp — Monthly	(2,719)
	CMBX NA BBB-.6 Index	BBB-/P	440,741	3,998,000	440,580	5/11/63	300 bp — Monthly	2,494
	CMBX NA BBB-.7 Index	BBB-/P	171,603	2,462,000	161,507	1/17/47	300 bp — Monthly	11,532
	CMBX NA BBB-.7 Index	BBB-/P	587,623	7,950,000	521,520	1/17/47	300 bp — Monthly	70,741

	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BBB-/P	24,622	173,000	19,065	5/11/63	300 bp — Monthly	5,658
	CMBX NA A.6 Index	A/P	418,338	6,500,000	74,100	5/11/63	200 bp — Monthly	346,766
	CMBX NA BBB-.6 Index	BBB-/P	8,396	64,000	7,053	5/11/63	300 bp — Monthly	1,380
	CMBX NA BBB-.6 Index	BBB-/P	16,271	125,000	13,775	5/11/63	300 bp — Monthly	2,569
	CMBX NA BBB-.6 Index	BBB-/P	27,778	215,000	23,693	5/11/63	300 bp — Monthly	4,211
	CMBX NA BBB-.6 Index	BBB-/P	32,836	250,000	27,550	5/11/63	300 bp — Monthly	5,431
	CMBX NA BBB-.6 Index	BBB-/P	32,112	265,000	29,203	5/11/63	300 bp — Monthly	3,063
	CMBX NA BBB-.6 Index	BBB-/P	45,235	397,000	43,749	5/11/63	300 bp — Monthly	1,717
	CMBX NA BBB-.6 Index	BBB-/P	44,073	419,000	46,174	5/11/63	300 bp — Monthly	(1,856)
	CMBX NA BBB-.6 Index	BBB-/P	57,483	480,000	52,896	5/11/63	300 bp — Monthly	4,867
	CMBX NA BBB-.6 Index	BBB-/P	59,810	556,000	61,271	5/11/63	300 bp — Monthly	(1,137)
	CMBX NA BBB-.6 Index	BBB-/P	59,810	556,000	61,271	5/11/63	300 bp — Monthly	(1,137)
	CMBX NA BBB-.6 Index	BBB-/P	85,183	774,000	85,295	5/11/63	300 bp — Monthly	340
	CMBX NA BBB-.6 Index	BBB-/P	98,250	786,000	86,617	5/11/63	300 bp — Monthly	12,091
	CMBX NA BBB-.6 Index	BBB-/P	126,171	812,000	89,482	5/11/63	300 bp — Monthly	37,162
	CMBX NA BBB-.6 Index	BBB-/P	108,628	992,000	109,318	5/11/63	300 bp — Monthly	(112)
	CMBX NA BBB-.6 Index	BBB-/P	101,445	1,070,000	117,914	5/11/63	300 bp — Monthly	(15,845)
	CMBX NA BBB-.6 Index	BBB-/P	203,856	1,725,000	190,095	5/11/63	300 bp — Monthly	14,767
	CMBX NA BBB-.6 Index	BBB-/P	246,141	1,746,000	192,409	5/11/63	300 bp — Monthly	54,750
	CMBX NA BBB-.6 Index	BBB-/P	212,098	1,891,000	208,388	5/11/63	300 bp — Monthly	4,812
	CMBX NA BBB-.6 Index	BBB-/P	219,602	1,935,000	213,237	5/11/63	300 bp — Monthly	7,493
	CMBX NA BBB-.6 Index	BBB-/P	220,988	2,012,000	221,722	5/11/63	300 bp — Monthly	440
	CMBX NA BBB-.6 Index	BBB-/P	529,695	3,749,000	413,140	5/11/63	300 bp — Monthly	118,743
	CMBX NA BBB-.6 Index	BBB-/P	1,059,532	7,499,000	826,390	5/11/63	300 bp — Monthly	237,517
	CMBX NA BBB-.6 Index	BBB-/P	1,363,482	8,300,000	914,660	5/11/63	300 bp — Monthly	453,664
	CMBX NA BBB-.6 Index	BBB-/P	2,352,882	13,374,000	1,473,815	5/11/63	300 bp — Monthly	886,868

	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	2,200,589	14,999,000	1,652,890	5/11/63	300 bp — Monthly	556,448

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	428,255	3,096,000	341,179	5/11/63	300 bp — Monthly	88,882

Upfront premium received			19,980,623			Unrealized appreciation		4,185,092

Upfront premium (paid)			—			Unrealized (depreciation)		(413,523)

	Total		$19,980,623				Total	$3,771,569

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(45,068)	$276,000	$36,239	1/17/47	(500 bp) — Monthly	$(9,097)
	CMBX NA BB.7 Index	(11,622)	74,000	9,716	1/17/47	(500 bp) — Monthly	(1,978)
	CMBX NA BB.9 Index	(61,772)	401,000	63,318	9/17/58	(500 bp) — Monthly	1,156
	CMBX NA BB.9 Index	(62,050)	401,000	63,318	9/17/58	(500 bp) — Monthly	878
	CMBX NA BB.9 Index	(31,154)	199,000	31,422	9/17/58	(500 bp) — Monthly	75
	Credit Suisse International
	CMBX NA BB.7 Index	(157,954)	8,949,000	1,754,004	5/11/63	(500 bp) — Monthly	1,587,349
	CMBX NA BB.7 Index	(82,244)	500,000	65,650	1/17/47	(500 bp) — Monthly	(17,079)
	CMBX NA BB.9 Index	(98,329)	616,000	97,266	9/17/58	(500 bp) — Monthly	(1,662)
	Goldman Sachs International
	CMBX NA BB.6 Index	(544,539)	5,323,000	1,043,308	5/11/63	(500 bp) — Monthly	493,594
	CMBX NA BB.7 Index	(114,252)	755,000	99,132	1/17/47	(500 bp) — Monthly	(15,855)
	CMBX NA BB.6 Index	(4,822)	33,000	6,468	5/11/63	(500 bp) — Monthly	1,614
	CMBX NA BB.7 Index	(296,107)	1,622,000	212,969	1/17/47	(500 bp) — Monthly	(84,716)
	CMBX NA BB.7 Index	(139,103)	849,000	111,474	1/17/47	(500 bp) — Monthly	(28,455)
	CMBX NA BB.7 Index	(44,127)	261,000	34,269	1/17/47	(500 bp) — Monthly	(10,112)
	CMBX NA BB.7 Index	(19,899)	98,000	12,867	1/17/47	(500 bp) — Monthly	(7,127)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(64,555)	333,000	43,723	1/17/47	(500 bp) — Monthly	(21,157)
	CMBX NA BB.6 Index	(30,448)	210,000	41,160	5/11/63	(500 bp) — Monthly	10,508
	CMBX NA BB.6 Index	(22,469)	169,000	33,124	5/11/63	(500 bp) — Monthly	10,491
	CMBX NA BB.6 Index	(15,102)	105,000	20,580	5/11/63	(500 bp) — Monthly	5,376
	CMBX NA BB.7 Index	(299,309)	1,622,000	212,969	1/17/47	(500 bp) — Monthly	(87,917)
	CMBX NA BB.7 Index	(229,896)	1,150,000	150,995	1/17/47	(500 bp) — Monthly	(80,019)
	CMBX NA BB.7 Index	(114,740)	733,000	96,243	1/17/47	(500 bp) — Monthly	(19,211)
	CMBX NA BB.7 Index	(74,602)	475,000	62,368	1/17/47	(500 bp) — Monthly	(12,696)
	CMBX NA BB.7 Index	(71,862)	460,000	60,398	1/17/47	(500 bp) — Monthly	(11,911)
	CMBX NA BB.7 Index	(60,253)	371,000	48,712	1/17/47	(500 bp) — Monthly	(11,901)
	CMBX NA BB.7 Index	(51,772)	324,000	42,541	1/17/47	(500 bp) — Monthly	(9,546)
	CMBX NA BB.7 Index	(50,145)	305,000	40,047	1/17/47	(500 bp) — Monthly	(10,395)
	CMBX NA BB.7 Index	(17,804)	104,000	13,655	1/17/47	(500 bp) — Monthly	(4,250)
	CMBX NA BB.7 Index	(12,303)	81,000	10,635	1/17/47	(500 bp) — Monthly	(1,746)
	CMBX NA BBB-.7 Index	(715,840)	6,526,000	428,106	1/17/47	(300 bp) — Monthly	(291,542)
	CMBX NA BBB-.7 Index	(194,839)	1,746,000	114,538	1/17/47	(300 bp) — Monthly	(81,320)
	CMBX NA BBB-.7 Index	(48,040)	893,000	58,581	1/17/47	(300 bp) — Monthly	10,020
	CMBX NA BBB-.7 Index	(85,062)	812,000	53,267	1/17/47	(300 bp) — Monthly	(32,269)
	CMBX NA BBB-.7 Index	(40,908)	556,000	36,474	1/17/47	(300 bp) — Monthly	(4,759)
	CMBX NA BBB-.7 Index	(40,908)	556,000	36,474	1/17/47	(300 bp) — Monthly	(4,759)
	CMBX NA BBB-.7 Index	(23,945)	265,000	17,384	1/17/47	(300 bp) — Monthly	(6,716)
	Merrill Lynch International
	CMBX NA A.6 Index	(2,420)	520,000	5,928	5/11/63	(200 bp) — Monthly	3,306
	CMBX NA BB.9 Index	(30,817)	200,000	31,580	9/17/58	(500 bp) — Monthly	569
	CMBX NA BB.9 Index	(31,094)	200,000	31,580	9/17/58	(500 bp) — Monthly	291
	CMBX NA BB.9 Index	(25,509)	159,000	25,106	9/17/58	(500 bp) — Monthly	(557)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(315,451)	3,096,000	203,098	1/17/47	(300 bp) — Monthly	(114,160)
	CMBX NA BB.7 Index	(67,177)	359,000	47,137	1/17/47	(500 bp) — Monthly	(20,387)

	Upfront premium received	—				Unrealized appreciation	2,125,227

	Upfront premium (paid)	(4,450,312)				Unrealized (depreciation)	(1,003,299)

	Total	$(4,450,312)				Total	$1,121,928

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/18 (Unaudited)

	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 30 Index	B+/P	$(1,805,453)	$27,078,000	$1,910,245	6/20/23	500 bp — Quarterly	$262,747

	Total		$(1,805,453)					$262,747

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/( depreciation)

	NA HY Series 30 Index	$9,665,605	$154,900,000	$10,927,575	6/20/23	(500 bp) — Quarterly	$(2,165,554)

	Total	$9,665,605					$(2,165,554)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2017 through July 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,734,984,027.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $111,025, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 10/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$60,230,600	$722,179,547	$694,118,877	$628,538	$88,291,270
	Putnam Short Term Investment Fund**	232,990,107	200,602,285	163,020,487	2,785,055	270,571,905

	Total Short-term investments	$293,220,707	$922,781,832	$857,139,364	$3,413,593	$358,863,175
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $88,291,270, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $87,043,955.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $11,175,206.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $32,146,225.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $18,384,235.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $200,144,530 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $295,244,412 is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $6,589,121 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $25,527,494 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $32,146,225 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$14,906,717	$21,637,024	$—
Capital goods	—	6,799,965	—
Communication services	5,921,539	10,958,457	—
Consumer cyclicals	22,533,413	10,661,459	—
Consumer staples	1,947,217	11,193,076	—
Energy	8,894,637	6,784,788	—
Financials	17,301,751	68,466,669	—
Health care	4,175,535	3,942,107	—
Technology	22,299,005	49,752,130	—
Transportation	—	2,244,305	—
Utilities and power	4,886,769	6,627,851	—
Total common stocks	102,866,583	199,067,831	—
Asset-backed securities	—	15,130,000	—
Commodity linked notes		— 159,987,153	—
Convertible bonds and notes	—	96,895	—
Corporate bonds and notes	—	69,536,415	—
Foreign government and agency bonds and notes	—	11,557,846
Investment companies	168,014,769	—	—
Mortgage-backed securities	—	145,770,972	—
Purchased options outstanding	—	4,174,093	—
Purchased swap options outstanding	—	961,632	—
Senior loans	—	46,100,993	—
U.S. government and agency mortgage obligations	—	233,641,061	—
Warrants	961	4,957,883	—
Short-term investments	271,999,905	650,409,251	—

Totals by level	$542,882,218	$1,541,392,025	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,080,464	$—
Futures contracts	(8,293,263)	—	—
Written options outstanding	—	(113,834)	—
Written swap options outstanding	—	(1,108,632)	—
Forward premium swap option contracts	—	48,959	—
TBA sale commitments	—	(105,944,611)	—
Interest rate swap contracts	—	(909,402)	—
Total return swap contracts	—	(5,820,943)	—
Credit default contracts	—	(20,399,773)	—

Totals by level	$(8,293,263)	$(133,167,772)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$7,640,440	$28,040,213
Foreign exchange contracts	3,945,053	2,864,429
Equity contracts	56,184,503	61,786,708
Interest rate contracts	5,476,311	5,976,812

Total	$73,246,307	$98,668,162

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)				$3,800,000
Purchased currency option contracts (contract amount)				$122,600,000
Purchased swap option contracts (contract amount)				$278,300,000
Written equity option contracts (contract amount)				$1,900,000
Written currency option contracts (contract amount)				$12,000,000
Written swap option contracts (contract amount)				$313,700,000
Futures contracts (number of contracts)				6,000
Forward currency contracts (contract amount)				$900,300,000
Centrally cleared interest rate swap contracts (notional)				$1,842,400,000
OTC total return swap contracts (notional)				$4,856,400,000
OTC credit default contracts (notional)				$177,100,000
Centrally cleared credit default contracts (notional)				$204,000,000
Warrants (number of warrants)				1,600,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 27, 2018